(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund)
Investment Objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Bond Fund - ABCIRTW) (Columbia Bond Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class T Shares		Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%								4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]			1.00%	[1]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Bond Fund - ABCIRTW) (Columbia Bond Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class T Shares	Class W Shares
Management fees	[1]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.15%	0.25%
Other expenses	[2]	0.25%	0.25%	0.25%	0.04%	0.25%	0.25%	0.25%
Total annual Fund operating expenses		0.99%	1.74%	1.74%	0.53%	1.24%	0.89%	0.99%
Fee waivers and/or reimbursements	[3]	(0.05%)	(0.05%)	(0.05%)	none	(0.05%)	(0.05%)	(0.05%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.94%	1.69%	1.69%	0.53%	1.19%	0.84%	0.94%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.94% for Class A, 1.69% for Class B, and 1.69% for Class C, 0.53% for Class I, 1.19% for Class R, 0.84% for Class T and 0.94% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class T or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Bond Fund) (Columbia Bond Fund - ABCIRTW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	566	771	991	1,626
Class B Shares	672	843	1,139	1,849
Class C Shares	272	543	939	2,048
Class I Shares	54	170	296	665
Class R Shares	121	388	676	1,496
Class T Shares	557	741	940	1,515
Class W Shares	96	310	542	1,208

Expense Example, No Redemption (Columbia Bond Fund) (Columbia Bond Fund - ABCIRTW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	172	543	939	1,849
Class C Shares	172	543	939	2,048

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is March 31, 2008; the inception date for the Fund's Class I and Class W shares is September 27, 2010; the inception date for the Fund's Class B and Class T shares is March 7, 2011; and the inception date for the Fund's Class R shares is November 16, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    4.60%

Worst:   2nd quarter 2004:   -2.32%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Bond Fund) (Columbia Bond Fund - ABCIRTW)	1 Year	5 Years	10 Years
Class A Shares	2.02%	4.81%	4.78%
Class A Shares returns after taxes on distributions	0.65%	3.19%	3.07%
Class A Shares returns after taxes on distributions and sale of Fund shares	1.46%	3.16%	3.08%
Class B Shares	1.18%	4.74%	4.51%
Class C Shares	5.32%	5.10%	4.54%
Class I Shares	7.29%	6.14%	5.56%
Class R Shares	6.57%	5.42%	4.85%
Class T Shares	2.03%	4.94%	4.89%
Class W Shares	7.04%	5.87%	5.30%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia Bond Fund - Y) | (Columbia Bond Fund)
Investment Objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Bond Fund)	Class Y Shares (Columbia Bond Fund - Y)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Bond Fund)		Class Y Shares (Columbia Bond Fund - Y)
Management fees	[1]	0.49%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.04%
Total annual Fund operating expenses		0.53%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares (Columbia Bond Fund - Y)	54	170	296	665

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class Y shares is July 15, 2009. The returns shown for this class of shares include the returns of the Fund's Class Z shares for periods prior to its inception date. Except for differences in expenses, this class of shares has annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Y share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[2]

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    4.66%

Worst:   2nd quarter 2004:   -2.26%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Bond Fund) (Columbia Bond Fund - Y)	1 Year	5 Years	10 Years
Class Y Shares	7.30%	6.16%	5.57%
Class Y Shares returns after taxes on distributions	5.74%	4.44%	3.82%
Class Y Shares returns after taxes on distributions and sale of Fund shares	4.90%	4.27%	3.75%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Bond Fund - Z) | (Columbia Bond Fund)
Investment Objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Bond Fund)	Class Z Shares (Columbia Bond Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Bond Fund)		Class Z Shares (Columbia Bond Fund - Z)
Management fees	[1]	0.49%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.25%
Total annual Fund operating expenses		0.74%
Fee waivers and/or reimbursements	[3]	(0.05%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.69%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.69% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Bond Fund - Z)	70	232	407	914

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[3]

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    4.55%

Worst:   2nd quarter 2004:   -2.26%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Bond Fund) (Columbia Bond Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	7.25%	6.13%	5.56%
Class Z Shares returns after taxes on distributions	5.71%	4.41%	3.80%
Class Z Shares returns after taxes on distributions and sale of Fund shares	4.86%	4.24%	3.74%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund)
Investment Objective
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Corporate Income Fund - ABCIW) (Columbia Corporate Income Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Corporate Income Fund - ABCIW) (Columbia Corporate Income Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class W Shares
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.25%
Other expenses	[1]	0.23%	0.23%	0.23%	0.04%	0.23%
Total annual Fund operating expenses		0.98%	1.73%	1.73%	0.54%	0.98%
Fee waivers and/or reimbursements	[2]	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.96%	1.71%	1.71%	0.54%	0.96%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.96% for Class A, 1.71% for Class B, 1.71% for Class C, 0.58% for Class I, and 0.96% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Corporate Income Fund) (Columbia Corporate Income Fund - ABCIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	568	770	989	1,618
Class B Shares	674	843	1,137	1,841
Class C Shares	274	543	937	2,039
Class I Shares	55	173	302	677
Class W Shares	98	310	540	1,200

Expense Example, No Redemption (Columbia Corporate Income Fund) (Columbia Corporate Income Fund - ABCIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	174	543	937	1,841
Class C Shares	174	543	937	2,039

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 6% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 183% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's average effective duration will be between three and ten years.

The Fund may invest in derivatives for both hedging and non-hedging purposes, including interest rate futures for hedging purposes. The Fund also may invest in private placements.

The Fund may invest in U.S. Government obligations, asset-backed securities, mortgage-backed securities and also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, duration, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class B and Class C shares is July 15, 2002; and the inception date for the Fund's Class I and Class W shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[4]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:   14.15%

Worst:   3rd quarter 2008:   -7.67%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and the New Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The table also compares the Fund's returns to its former benchmark, the Barclays Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures, and its Former Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market including domestic and international issues.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Investment Manager believes that it is more representative of the investment approach used by the Fund.

Average Annual Total Returns (Columbia Corporate Income Fund) (Columbia Corporate Income Fund - ABCIW)	1 Year	5 Years	10 Years
Class A Shares	3.32%	5.41%	5.74%
Class A Shares returns after taxes on distributions	1.86%	3.42%	3.72%
Class A Shares returns after taxes on distributions and sale of Fund shares	2.12%	3.40%	3.67%
Class B Shares	2.64%	5.33%	5.47%
Class C Shares	6.80%	5.80%	5.63%
Class I Shares	8.83%	6.73%	6.57%
Class W Shares	8.46%	6.45%	6.30%
Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)	8.15%	6.82%	6.36%
85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index	7.63%	6.98%	6.75%
Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)	8.35%	6.80%	6.35%
85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index	7.99%	7.03%	6.83%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund)
Investment Objective
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Corporate Income Fund)	Class Z Shares (Columbia Corporate Income Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Corporate Income Fund)		Class Z Shares (Columbia Corporate Income Fund - Z)
Management fees		0.50%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.23%
Total annual Fund operating expenses		0.73%
Fee waivers and/or reimbursements	[2]	(0.02%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.71%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.71% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Corporate Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Corporate Income Fund - Z)	73	231	404	905

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 6% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 183% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's average effective duration will be between three and ten years.

The Fund may invest in derivatives for both hedging and non-hedging purposes, including interest rate futures for hedging purposes. The Fund also may invest in private placements.

The Fund may invest in U.S. Government obligations, asset-backed securities, mortgage-backed securities and also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, duration, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[5]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:   14.22%

Worst:   3rd quarter 2008:   -7.61%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and the New Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The table also compares the Fund's returns to its former benchmark, the Barclays Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures, and its Former Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market including domestic and international issues.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Investment Manager believes that it is more representative of the investment approach used by the Fund.

Average Annual Total Returns (Columbia Corporate Income Fund) (Columbia Corporate Income Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	8.71%	6.70%	6.56%
Class Z Shares returns after taxes on distributions	7.09%	4.59%	4.42%
Class Z Shares returns after taxes on distributions and sale of Fund shares	5.62%	4.44%	4.32%
Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)	8.15%	6.82%	6.36%
85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index	7.63%	6.98%	6.75%
Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)	8.35%	6.80%	6.35%
85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index	7.99%	7.03%	6.83%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Emerging Markets Fund - ACIRW) (Columbia Emerging Markets Fund)	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Emerging Markets Fund - ACIRW) (Columbia Emerging Markets Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	1.35%	1.35%	1.35%	1.35%	1.35%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[2]	0.41%	0.41%	0.14%	0.41%	0.41%
Total annual Fund operating expenses		2.01%	2.76%	1.49%	2.26%	2.01%
Fee waivers and/or reimbursements	[3]	(0.22%)	(0.22%)	(0.15%)	(0.22%)	(0.22%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.79%	2.54%	1.34%	2.04%	1.79%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.79% for Class A, 2.54% for Class C, 1.34% for Class I, 2.04% for Class R and 1.79% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Emerging Markets Fund) (Columbia Emerging Markets Fund - ACIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	746	1,149	1,577	2,762
Class C Shares	357	835	1,440	3,074
Class I Shares	136	456	799	1,767
Class R Shares	207	685	1,190	2,578
Class W Shares	182	609	1,063	2,320

Expense Example, No Redemption (Columbia Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Emerging Markets Fund - ACIRW)	257	835	1,440	3,074

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I, Class R and Class W shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[6]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.90%

Worst:   3rd quarter 2008:   -29.98%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Emerging Markets Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI Emerging Markets Index (Net), a market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns (Columbia Emerging Markets Fund) (Columbia Emerging Markets Fund - ACIRW)	1 Year	5 Years	10 Years
Class A Shares	(23.79%)	(1.87%)	12.07%
Class A Shares returns after taxes on distributions	(24.38%)	(3.07%)	11.26%
Class A Shares returns after taxes on distributions and sale of Fund shares	(14.47%)	(1.33%)	11.03%
Class C Shares	(20.58%)	(1.46%)	11.90%
Class I Shares	(18.81%)	(0.46%)	13.03%
Class R Shares	(19.31%)	(0.99%)	12.44%
Class W Shares	(19.24%)	(0.76%)	12.72%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(18.42%)	2.40%	13.86%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Emerging Markets Fund)	Class Z Shares (Columbia Emerging Markets Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Emerging Markets Fund)		Class Z Shares (Columbia Emerging Markets Fund - Z)
Management fees	[1]	1.35%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.41%
Total annual Fund operating expenses		1.76%
Fee waivers and/or reimbursements	[3]	(0.22%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.54% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Emerging Markets Fund - Z)	157	533	934	2,055

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[7]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    33.14%

Worst:   3rd quarter 2008:   -29.98%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Emerging Markets Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI Emerging Markets Index (Net), a market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns (Columbia Emerging Markets Fund) (Columbia Emerging Markets Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(18.90%)	(0.49%)	13.01%
Class Z Shares returns after taxes on distributions	(19.53%)	(1.73%)	12.18%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(11.23%)	(0.18%)	11.90%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(18.42%)	2.40%	13.86%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Energy and Natural Resources Fund - ABCIRR4) (Columbia Energy and Natural Resources Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class R4 Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Energy and Natural Resources Fund - ABCIRR4) (Columbia Energy and Natural Resources Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares
Management fees	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none
Other expenses	[2]	0.28%	0.28%	0.28%	0.06%	0.28%	0.36%
Total annual Fund operating expenses		1.28%	2.03%	2.03%	0.81%	1.53%	1.11%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, or Class R4 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Energy and Natural Resources Fund) (Columbia Energy and Natural Resources Fund - ABCIRR4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	698	958	1,237	2,031
Class B Shares	706	937	1,293	2,166
Class C Shares	306	637	1,093	2,358
Class I Shares	83	259	450	1,002
Class R Shares	156	483	834	1,824
Class R4 Shares	113	353	612	1,352

Expense Example, No Redemption (Columbia Energy and Natural Resources Fund) (Columbia Energy and Natural Resources Fund - ABCIRR4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	206	637	1,093	2,166
Class C Shares	206	637	1,093	2,358

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Energy and Natural Resources Sector Risk ��� The Fund is subject to the risk that the securities of the issuers engaged in the energy and natural resources sector will underperform other market sectors or the market as a whole. To the extent that the Fund invests in issuers conducting business in the same or similar sectors, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I and Class R shares is September 27, 2010; and the inception date for the Fund's Class B and Class R4 shares is March 7, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[8]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2008:    27.27%

Worst:   3rd quarter 2008:   -38.21%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the S&P North American Natural Resources Sector Index, a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Average Annual Total Returns (Columbia Energy and Natural Resources Fund) (Columbia Energy and Natural Resources Fund - ABCIRR4)	1 Year	5 Years	10 Years
Class A Shares	(16.29%)	0.96%	10.41%
Class A Shares returns after taxes on distributions	(16.54%)	0.01%	8.96%
Class A Shares returns after taxes on distributions and sale of Fund shares	(10.24%)	0.46%	8.79%
Class B Shares	(16.15%)	0.86%	10.04%
Class C Shares	(12.67%)	1.43%	10.26%
Class I Shares	(10.74%)	2.45%	11.36%
Class R Shares	(11.38%)	1.82%	10.70%
Class R4 Shares	(11.06%)	2.15%	11.06%
S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	4.04%	10.99%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Energy and Natural Resources Fund)	Class Z Shares (Columbia Energy and Natural Resources Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Energy and Natural Resources Fund)		Class Z Shares (Columbia Energy and Natural Resources Fund - Z)
Management fees	[1]	0.75%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.28%
Total annual Fund operating expenses		1.03%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Energy and Natural Resources Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Energy and Natural Resources Fund - Z)	105	328	569	1,259

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Energy and Natural Resources Sector Risk ��� The Fund is subject to the risk that the securities of the issuers engaged in the energy and natural resources sector will underperform other market sectors or the market as a whole. To the extent that the Fund invests in issuers conducting business in the same or similar sectors, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[9]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2008:    27.35%

Worst:   3rd quarter 2008:   -38.19%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the S&P North American Natural Resources Sector Index, a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Average Annual Total Returns (Columbia Energy and Natural Resources Fund) (Columbia Energy and Natural Resources Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(10.92%)	2.39%	11.33%
Class Z Shares returns after taxes on distributions	(11.22%)	1.41%	9.86%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(6.68%)	1.68%	9.64%
S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	4.04%	10.99%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Intermediate Bond Fund - ABCIRW) (Columbia Intermediate Bond Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Intermediate Bond Fund - ABCIRW) (Columbia Intermediate Bond Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.22%	0.22%	0.22%	0.02%	0.22%	0.22%
Total annual Fund operating expenses		0.95%	1.70%	1.70%	0.50%	1.20%	0.95%
Fee waivers and/or reimbursements	[2]	(0.07%)	(0.07%)	(0.07%)	none	(0.07%)	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.88%	1.63%	1.63%	0.50%	1.13%	0.88%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.88% for Class A, 1.63% for Class B, 1.63% for Class C, 0.50% for Class I, 1.13% for Class R and 0.88% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Intermediate Bond Fund) (Columbia Intermediate Bond Fund - ABCIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	412	611	827	1,447
Class B Shares	466	729	916	1,804
Class C Shares	266	529	916	2,003
Class I Shares	51	160	280	628
Class R Shares	115	374	653	1,448
Class W Shares	90	296	519	1,160

Expense Example, No Redemption (Columbia Intermediate Bond Fund) (Columbia Intermediate Bond Fund - ABCIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	166	529	916	1,804
Class C Shares	166	529	916	2,003

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 170% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average effective maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class B and Class C shares is February 1, 2002; the inception date for the Fund's Class R shares is January 23, 2006; and the inception date for the Fund's Class I and Class W shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[10]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    8.13%

Worst:   3rd quarter 2008:   -5.30%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Intermediate Bond Fund) (Columbia Intermediate Bond Fund - ABCIRW)	1 Year	5 Years	10 Years
Class A Shares	3.01%	5.24%	5.02%
Class A Shares returns after taxes on distributions	1.64%	3.49%	3.21%
Class A Shares returns after taxes on distributions and sale of Fund shares	1.93%	3.42%	3.19%
Class B Shares	2.62%	5.16%	4.75%
Class C Shares	4.80%	5.32%	4.90%
Class I Shares	6.78%	6.25%	5.82%
Class R Shares	6.15%	5.68%	5.28%
Class W Shares	6.48%	6.00%	5.60%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Intermediate Bond Fund)	Class Z Shares (Columbia Intermediate Bond Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Intermediate Bond Fund)		Class Z Shares (Columbia Intermediate Bond Fund - Z)
Management fees		0.48%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.22%
Total annual Fund operating expenses		0.70%
Fee waivers and/or reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.63%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.63% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Intermediate Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Intermediate Bond Fund - Z)	64	217	383	864

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 170% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average effective maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. For periods prior to July 29, 2002, the Fund's Class Z shares were designated Class S shares.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[11]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    8.20%

Worst:   3rd quarter 2008:   -5.24%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Intermediate Bond Fund) (Columbia Intermediate Bond Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	6.68%	6.21%	5.81%
Class Z Shares returns after taxes on distributions	5.17%	4.35%	3.89%
Class Z Shares returns after taxes on distributions and sale of Fund shares	4.31%	4.19%	3.81%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Pacific/Asia Fund - ACIW) (Columbia Pacific/Asia Fund)	Class A Shares		Class C Shares		Class I Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Pacific/Asia Fund - ACIW) (Columbia Pacific/Asia Fund)		Class A Shares	Class C Shares	Class I Shares	Class W Shares
Management fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.25%
Other expenses	[1]	0.38%	0.38%	0.18%	0.38%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses		1.59%	2.34%	1.14%	1.59%
Fee waivers and/or reimbursements	[2]	(0.04%)	(0.04%)	none	(0.04%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.55%	2.30%	1.14%	1.55%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.54% for Class A, 2.29% for Class C, 1.13% for Class I, and 1.54% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Pacific/Asia Fund) (Columbia Pacific/Asia Fund - ACIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	724	1,044	1,387	2,353
Class C Shares	333	727	1,247	2,673
Class I Shares	116	362	628	1,386
Class W Shares	158	498	862	1,886

Expense Example, No Redemption (Columbia Pacific/Asia Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Pacific/Asia Fund - ACIW)	233	727	1,247	2,673

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, which includes Australia, New Zealand and India, and other countries within this region (the Pacific/Asia region). The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund and could result in greater volatility and losses than if the Fund were more geographically diversified. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States, Europe and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is March 31, 2008; the inception date for the Fund's Class I shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares for periods prior to its inception date (adjusted to reflect the higher class-related operating expenses of such class, where applicable). The inception date for the Fund's Class W shares is June 18, 2012; therefore performance information for this share class is not yet available. The average annual total return table on the following page includes the returns of Class Z shares. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Class W shares and Class Z shares. If differences in expenses were reflected, the returns for Class W shares would be lower than the returns shown for Class Z shares. The returns shown for the Fund include the returns of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[12]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    30.54%

Worst:   3rd quarter 2008:   -20.76%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI All Country (AC) Asia Pacific Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI AC Asia Pacific Index (Net) a free float-adjusted, market capitalization-weighted index, is designed to measure equity market performance in select developed and emerging markets in the Pacific/Asia region. The MSCI EAFE Index (Net) is also a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns - (Class Z Shares)

           1 year   5 years   10 years

Class Z shares returns before taxes   -13.45%    -0.67%     6.97%

Average Annual Total Returns (Columbia Pacific/Asia Fund) (Columbia Pacific/Asia Fund - ACIW)	1 Year	5 Years	10 Years
Class A Shares	(18.66%)	(2.13%)	6.04%
Class A Shares returns after taxes on distributions	(18.80%)	(3.40%)	5.26%
Class A Shares returns after taxes on distributions and sale of Fund shares	(11.88%)	(1.87%)	5.26%
Class C Shares	(15.06%)	(1.68%)	5.90%
Class I Shares	(13.28%)	(0.65%)	6.98%
MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(15.11%)	(1.90%)	7.07%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Pacific/Asia Fund)	Class Z Shares (Columbia Pacific/Asia Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Pacific/Asia Fund)		Class Z Shares (Columbia Pacific/Asia Fund - Z)
Management fees		0.95%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.38%
Acquired Fund Fees and Expenses		0.01%
Total annual Fund operating expenses		1.34%
Fee waivers and/or reimbursements	[2]	(0.04%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.30%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.29% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Pacific/Asia Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Pacific/Asia Fund - Z)	132	421	730	1,609

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, which includes Australia, New Zealand and India, and other countries within this region (the Pacific/Asia region). The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund and could result in greater volatility and losses than if the Fund were more geographically diversified. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States, Europe and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[13]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    30.63%

Worst:   3rd quarter 2008:   -20.64%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI All Country (AC) Asia Pacific Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI AC Asia Pacific Index (Net) a free float-adjusted, market capitalization-weighted index, is designed to measure equity market performance in select developed and emerging markets in the Pacific/Asia region. The MSCI EAFE Index (Net) is also a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns (Columbia Pacific/Asia Fund) (Columbia Pacific/Asia Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(13.45%)	(0.67%)	6.97%
Class Z Shares returns after taxes on distributions	(13.67%)	(1.99%)	6.17%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(8.41%)	(0.66%)	6.09%
MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(15.11%)	(1.90%)	7.07%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Large Cap Growth Fund - ACIRW) (Columbia Select Large Cap Growth Fund)	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Large Cap Growth Fund - ACIRW) (Columbia Select Large Cap Growth Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees		0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.22%	0.22%	0.02%	0.22%	0.22%
Total annual Fund operating expenses		1.11%	1.86%	0.66%	1.36%	1.11%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Select Large Cap Growth Fund) (Columbia Select Large Cap Growth Fund - ACIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	682	908	1,151	1,849
Class C Shares	289	585	1,006	2,180
Class I Shares	67	211	368	822
Class R Shares	138	431	745	1,635
Class W Shares	113	353	612	1,352

Expense Example, No Redemption (Columbia Select Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Select Large Cap Growth Fund - ACIRW)	189	585	1,006	2,180

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.3 billion and $546.1 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk - Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I shares and Class W shares is September 27, 2010 and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[14]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    18.98%

Worst:   4th quarter 2008:   -26.89%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Average Annual Total Returns (Columbia Select Large Cap Growth Fund) (Columbia Select Large Cap Growth Fund - ACIRW)	1 Year	5 Years	10 Years
Class A Shares	(8.99%)	2.05%	1.63%
Class A Shares returns after taxes on distributions	(9.20%)	2.00%	1.61%
Class A Shares returns after taxes on distributions and sale of Fund shares	(5.52%)	1.75%	1.40%
Class C Shares	(5.08%)	2.49%	1.47%
Class I Shares	(2.97%)	3.56%	2.51%
Class R Shares	(3.65%)	3.02%	1.94%
Class W Shares	(3.40%)	3.23%	2.21%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Large Cap Growth Fund)	Class Z Shares (Columbia Select Large Cap Growth Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Large Cap Growth Fund)		Class Z Shares (Columbia Select Large Cap Growth Fund - Z)
Management fees		0.64%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.22%
Total annual Fund operating expenses		0.86%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Select Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Select Large Cap Growth Fund - Z)	88	274	477	1,061

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.3 billion and $546.1 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk - Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to March 31, 2008 include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[15]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    19.07%

Worst:   4th quarter 2008:   -26.94%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Average Annual Total Returns (Columbia Select Large Cap Growth Fund) (Columbia Select Large Cap Growth Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(3.21%)	3.49%	2.47%
Class Z Shares returns after taxes on distributions	(3.43%)	3.45%	2.45%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(1.75%)	3.00%	2.14%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Small Cap Fund - ACR) (Columbia Select Small Cap Fund)	Class A Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Small Cap Fund - ACR) (Columbia Select Small Cap Fund)		Class A Shares	Class C Shares	Class R Shares
Management fees	[1]	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	0.50%
Other expenses	[2]	0.30%	0.30%	0.30%
Total annual Fund operating expenses		1.42%	2.17%	1.67%
Fee waivers and/or reimbursements	[3]	(0.01%)	(0.01%)	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.41%	2.16%	1.66%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.41% for Class A, 2.16% for Class C, and 1.66% for Class R.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Select Small Cap Fund) (Columbia Select Small Cap Fund - ACR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	710	998	1,306	2,178
Class C Shares	319	678	1,164	2,502
Class R Shares	169	526	906	1,975

Expense Example, No Redemption (Columbia Select Small Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Select Small Cap Fund - ACR)	219	678	1,164	2,502

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase (between $53 million and $3.7 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes have the potential for long-term, above-average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations at time of purchase outside the range of Russell 2000 Growth Index.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and other incentives for employees and management, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007 and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[16]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    28.94%

Worst:   4th quarter 2008:   -26.68%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The table also compares the Fund's returns with the Russell 2000 Index, which is an unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Prior to January 27, 2012, the Russell 2000 Index was the Fund's sole benchmark. The Fund added the Russell 2000 Growth Index as the primary benchmark effective January 27, 2012 because the Investment Manager believes that the index provides a useful performance comparison given the Fund's investment in companies believed to have the potential for long-term, above-average earnings growth.

Average Annual Total Returns (Columbia Select Small Cap Fund) (Columbia Select Small Cap Fund - ACR)	1 Year	5 Years	10 Years
Class A Shares	(17.68%)	(2.22%)	4.43%
Class A Shares returns after taxes on distributions	(17.68%)	(2.53%)	4.09%
Class A Shares returns after taxes on distributions and sale of Fund shares	(11.49%)	(1.84%)	3.88%
Class C Shares	(14.17%)	(1.80%)	4.27%
Class R Shares	(12.86%)	(1.32%)	4.80%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Small Cap Fund)	Class Z Shares (Columbia Select Small Cap Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Small Cap Fund)		Class Z Shares (Columbia Select Small Cap Fund - Z)
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.30%
Total annual Fund operating expenses		1.17%
Fee waivers and/or reimbursements	[3]	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.16%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.16% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Select Small Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Select Small Cap Fund - Z)	118	371	643	1,419

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase (between $53 million and $3.7 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes have the potential for long-term, above-average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations at time of purchase outside the range of Russell 2000 Growth Index.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and other incentives for employees and management, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to March 31, 2008 include the returns of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[17]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    29.04%

Worst:   4th quarter 2008:   -26.64%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The table also compares the Fund's returns with the Russell 2000 Index, which is an unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Prior to January 27, 2012, the Russell 2000 Index was the Fund's sole benchmark. The Fund added the Russell 2000 Growth Index as the primary benchmark effective January 27, 2012 because the Investment Manager believes that the index provides a useful performance comparison given the Fund's investment in companies believed to have the potential for long-term, above-average earnings growth.

Average Annual Total Returns (Columbia Select Small Cap Fund) (Columbia Select Small Cap Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(12.50%)	(0.84%)	5.35%
Class Z Shares returns after taxes on distributions	(12.50%)	(1.15%)	5.01%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(8.13%)	(0.68%)	4.71%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund)
Investment Objective
The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia U.S. Treasury Index Fund - ABCIW) (Columbia U.S. Treasury Index Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia U.S. Treasury Index Fund - ABCIW) (Columbia U.S. Treasury Index Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class W Shares
Management fees		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.25%
Other expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses		0.66%	1.41%	1.41%	0.41%	0.66%
Fee waivers and/or reimbursements	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%	1.20%	1.20%	0.20%	0.45%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.45% for Class A, 1.20% for Class B, 1.20% for Class C, 0.20% for Class I and 0.45% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia U.S. Treasury Index Fund) (Columbia U.S. Treasury Index Fund - ABCIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	519	656	805	1,239
Class B Shares	622	726	951	1,468
Class C Shares	222	426	751	1,673
Class I Shares	20	110	209	497
Class W Shares	46	190	347	803

Expense Example, No Redemption (Columbia U.S. Treasury Index Fund) (Columbia U.S. Treasury Index Fund - ABCIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	122	426	751	1,468
Class C Shares	122	426	751	1,673

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 7% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

In seeking to match the performance of the Citigroup Bond U.S. Treasury Index, before fees and expenses, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) attempts to allocate the Fund's assets among securities in the Citigroup Bond U.S. Treasury Index. In determining whether to include a security in the Fund's portfolio, the Investment Manager will consider a security's effect on the Fund's total market value, average coupon rate, and average weighted maturity as compared to the Citigroup Bond U.S. Treasury Index. The Fund will only purchase securities that are included in the Citigroup Bond U.S. Treasury Index at the time of purchase.

The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the Citigroup Bond U.S. Treasury Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the Citigroup Bond U.S. Treasury Index, and the timing and amount of shareholder purchases and redemptions. The Fund will not hold all of the securities in the Citigroup Bond U.S. Treasury Index.

The Investment Manager may sell a security when the security's percentage weighting in the index is reduced, when the security is removed from the index, or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Investment in Money Market Fund Risk ��� The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I shares is September 27, 2010 and the inception date for the Fund's Class W shares is June 18, 2012. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses, these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Galaxy II U.S. Treasury Fund, the predecessor to the Fund for periods prior to November 25, 2002.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[18]

Best and Worst Quarterly Returns During this Period

Best:    4th quarter 2008:    8.75%

Worst:   2nd quarter 2004:   -3.27%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Citigroup Bond U.S. Treasury Index, an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

Average Annual Total Returns (Columbia U.S. Treasury Index Fund) (Columbia U.S. Treasury Index Fund - ABCIW)	1 Year	5 Years	10 Years
Class A Shares	3.95%	5.35%	4.65%
Class A Shares returns after taxes on distributions	2.91%	4.02%	3.21%
Class A Shares returns after taxes on distributions and sale of Fund shares	2.59%	3.81%	3.12%
Class B Shares	3.37%	5.26%	4.38%
Class C Shares	7.54%	5.73%	4.53%
Class I Shares	9.46%	6.63%	5.42%
Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	9.61%	6.76%	5.68%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund)
Investment Objective
The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia U.S. Treasury Index Fund)	Class Z Shares (Columbia U.S. Treasury Index Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia U.S. Treasury Index Fund)		Class Z Shares (Columbia U.S. Treasury Index Fund - Z)
Management fees		0.40%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses		0.01%
Total annual Fund operating expenses		0.41%
Fee waivers and/or reimbursements	[1]	(0.21%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.20% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia U.S. Treasury Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia U.S. Treasury Index Fund - Z)	20	110	209	497

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 7% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

In seeking to match the performance of the Citigroup Bond U.S. Treasury Index, before fees and expenses, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) attempts to allocate the Fund's assets among securities in the Citigroup Bond U.S. Treasury Index. In determining whether to include a security in the Fund's portfolio, the Investment Manager will consider a security's effect on the Fund's total market value, average coupon rate, and average weighted maturity as compared to the Citigroup Bond U.S. Treasury Index. The Fund will only purchase securities that are included in the Citigroup Bond U.S. Treasury Index at the time of purchase.

The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the Citigroup Bond U.S. Treasury Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the Citigroup Bond U.S. Treasury Index, and the timing and amount of shareholder purchases and redemptions. The Fund will not hold all of the securities in the Citigroup Bond U.S. Treasury Index.

The Investment Manager may sell a security when the security's percentage weighting in the index is reduced, when the security is removed from the index, or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Investment in Money Market Fund Risk ��� The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to November 25, 2002 include the returns of Galaxy II U.S. Treasury Fund, the predecessor to the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[19]

Best and Worst Quarterly Returns During this Period

Best:    4th quarter 2008:    8.82%

Worst:   2nd quarter 2004:   -3.21%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Citigroup Bond U.S. Treasury Index, an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

Average Annual Total Returns (Columbia U.S. Treasury Index Fund) (Columbia U.S. Treasury Index Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	9.46%	6.63%	5.42%
Class Z Shares returns after taxes on distributions	8.26%	5.20%	3.88%
Class Z Shares returns after taxes on distributions and sale of Fund shares	6.16%	4.87%	3.74%
Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	9.61%	6.76%	5.68%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Value and Restructuring Fund - ACIRW) (Columbia Value and Restructuring Fund)	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Value and Restructuring Fund - ACIRW) (Columbia Value and Restructuring Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[2]	0.24%	0.24%	0.03%	0.24%	0.24%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%
Total annual Fund operating expenses		1.22%	1.97%	0.76%	1.47%	1.22%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Value and Restructuring Fund) (Columbia Value and Restructuring Fund - ACIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	692	941	1,208	1,970
Class C Shares	300	619	1,064	2,298
Class I Shares	78	244	424	945
Class R Shares	150	466	804	1,760
Class W Shares	125	388	672	1,480

Expense Example, No Redemption (Columbia Value and Restructuring Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Value and Restructuring Fund - ACIRW)	200	619	1,064	2,298

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued and have the potential for long-term appreciation. In addition, under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies the Investment Manager believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the potential impact of restructuring activities, such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes, on a company's potential for long-term growth.

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I shares and Class W shares is September 27, 2010 and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[20]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    25.50%

Worst:   4th quarter 2008:   -30.40%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Russell 1000 Value Index and the S&P 500�� Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The S&P 500�� Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Average Annual Total Returns (Columbia Value and Restructuring Fund) (Columbia Value and Restructuring Fund - ACIRW)	1 Year	5 Years	10 Years
Class A Shares	(16.13%)	(3.13%)	3.71%
Class A Shares returns after taxes on distributions	(16.26%)	(3.33%)	3.53%
Class A Shares returns after taxes on distributions and sale of Fund shares	(10.30%)	(2.63%)	3.20%
Class C Shares	(12.57%)	(2.69%)	3.56%
Class I Shares	(10.79%)	(1.75%)	4.58%
Class R Shares	(11.22%)	(2.22%)	4.07%
Class W Shares	(11.01%)	(1.99%)	4.32%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Value and Restructuring Fund)	Class Z Shares (Columbia Value and Restructuring Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Value and Restructuring Fund)		Class Z Shares (Columbia Value and Restructuring Fund - Z)
Management fees	[1]	0.68%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Acquired Fund Fees and Expenses		0.05%
Total annual Fund operating expenses		0.97%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Value and Restructuring Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Value and Restructuring Fund - Z)	99	310	538	1,192

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued and have the potential for long-term appreciation. In addition, under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies the Investment Manager believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the potential impact of restructuring activities, such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes, on a company's potential for long-term growth.

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to March 31, 2008 include the returns of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[21]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    25.59%

Worst:   4th quarter 2008:   -30.37%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Russell 1000 Value Index and the S&P 500�� Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The S&P 500�� Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Average Annual Total Returns (Columbia Value and Restructuring Fund) (Columbia Value and Restructuring Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(10.79%)	(1.76%)	4.57%
Class Z Shares returns after taxes on distributions	(10.97%)	(1.99%)	4.37%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(6.77%)	(1.49%)	3.96%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 3.02%
[2]	Year-to-date return as of June 30, 2012: 3.27%
[3]	Year-to-date return as of June 30, 2012: 3.15%
[4]	Year-to-date return as of June 30, 2012: 4.56%
[5]	Year-to-date return as of June 30, 2012: 4.70%
[6]	Year-to-date return as of June 30, 2012: 5.31%
[7]	Year-to-date return as of June 30, 2012: 5.41%
[8]	Year-to-date return as of June 30, 2012: -7.30%
[9]	Year-to-date return as of June 30, 2012: -7.14%
[10]	Year-to-date return as of June 30, 2012: 3.34%
[11]	Year-to-date return as of June 30, 2012: 3.47%
[12]	Year-to-date return as of June 30, 2012: 4.56%
[13]	Year-to-date return as of June 30, 2012: 4.62%
[14]	Year-to-date return as of June 30, 2012: 5.96%
[15]	Year-to-date return as of June 30, 2012: 6.16%
[16]	Year-to-date return as of June 30, 2012: 0.50%
[17]	Year-to-date return as of June 30, 2012: 0.68%
[18]	Year-to-date return as of June 30, 2012: 1.29%
[19]	Year-to-date return as of June 30, 2012: 1.41%
[20]	Year-to-date return as of June 30, 2012: 4.75%
[21]	Year-to-date return as of June 30, 2012: 4.89%

(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund)
Investment Objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Bond Fund - ABCIRTW) (Columbia Bond Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class T Shares		Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%								4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]			1.00%	[1]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Bond Fund - ABCIRTW) (Columbia Bond Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class T Shares	Class W Shares
Management fees	[1]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.15%	0.25%
Other expenses	[2]	0.25%	0.25%	0.25%	0.04%	0.25%	0.25%	0.25%
Total annual Fund operating expenses		0.99%	1.74%	1.74%	0.53%	1.24%	0.89%	0.99%
Fee waivers and/or reimbursements	[3]	(0.05%)	(0.05%)	(0.05%)	none	(0.05%)	(0.05%)	(0.05%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.94%	1.69%	1.69%	0.53%	1.19%	0.84%	0.94%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.94% for Class A, 1.69% for Class B, and 1.69% for Class C, 0.53% for Class I, 1.19% for Class R, 0.84% for Class T and 0.94% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class T or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Bond Fund) (Columbia Bond Fund - ABCIRTW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	566	771	991	1,626
Class B Shares	672	843	1,139	1,849
Class C Shares	272	543	939	2,048
Class I Shares	54	170	296	665
Class R Shares	121	388	676	1,496
Class T Shares	557	741	940	1,515
Class W Shares	96	310	542	1,208

Expense Example, No Redemption (Columbia Bond Fund) (Columbia Bond Fund - ABCIRTW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	172	543	939	1,849
Class C Shares	172	543	939	2,048

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is March 31, 2008; the inception date for the Fund's Class I and Class W shares is September 27, 2010; the inception date for the Fund's Class B and Class T shares is March 7, 2011; and the inception date for the Fund's Class R shares is November 16, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    4.60%

Worst:   2nd quarter 2004:   -2.32%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Bond Fund) (Columbia Bond Fund - ABCIRTW)	1 Year	5 Years	10 Years
Class A Shares	2.02%	4.81%	4.78%
Class A Shares returns after taxes on distributions	0.65%	3.19%	3.07%
Class A Shares returns after taxes on distributions and sale of Fund shares	1.46%	3.16%	3.08%
Class B Shares	1.18%	4.74%	4.51%
Class C Shares	5.32%	5.10%	4.54%
Class I Shares	7.29%	6.14%	5.56%
Class R Shares	6.57%	5.42%	4.85%
Class T Shares	2.03%	4.94%	4.89%
Class W Shares	7.04%	5.87%	5.30%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

[1]	Year-to-date return as of June 30, 2012: 3.02%

(Columbia Bond Fund - Y) | (Columbia Bond Fund)
Investment Objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Bond Fund)	Class Y Shares (Columbia Bond Fund - Y)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Bond Fund)		Class Y Shares (Columbia Bond Fund - Y)
Management fees	[1]	0.49%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.04%
Total annual Fund operating expenses		0.53%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares (Columbia Bond Fund - Y)	54	170	296	665

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class Y shares is July 15, 2009. The returns shown for this class of shares include the returns of the Fund's Class Z shares for periods prior to its inception date. Except for differences in expenses, this class of shares has annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Y share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    4.66%

Worst:   2nd quarter 2004:   -2.26%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Bond Fund) (Columbia Bond Fund - Y)	1 Year	5 Years	10 Years
Class Y Shares	7.30%	6.16%	5.57%
Class Y Shares returns after taxes on distributions	5.74%	4.44%	3.82%
Class Y Shares returns after taxes on distributions and sale of Fund shares	4.90%	4.27%	3.75%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of June 30, 2012: 3.27%

(Columbia Bond Fund - Z) | (Columbia Bond Fund)
Investment Objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Bond Fund)	Class Z Shares (Columbia Bond Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Bond Fund)		Class Z Shares (Columbia Bond Fund - Z)
Management fees	[1]	0.49%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.25%
Total annual Fund operating expenses		0.74%
Fee waivers and/or reimbursements	[3]	(0.05%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.69%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.69% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Bond Fund - Z)	70	232	407	914

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    4.55%

Worst:   2nd quarter 2004:   -2.26%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Bond Fund) (Columbia Bond Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	7.25%	6.13%	5.56%
Class Z Shares returns after taxes on distributions	5.71%	4.41%	3.80%
Class Z Shares returns after taxes on distributions and sale of Fund shares	4.86%	4.24%	3.74%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of June 30, 2012: 3.15%

(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund)
Investment Objective
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Corporate Income Fund - ABCIW) (Columbia Corporate Income Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Corporate Income Fund - ABCIW) (Columbia Corporate Income Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class W Shares
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.25%
Other expenses	[1]	0.23%	0.23%	0.23%	0.04%	0.23%
Total annual Fund operating expenses		0.98%	1.73%	1.73%	0.54%	0.98%
Fee waivers and/or reimbursements	[2]	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.96%	1.71%	1.71%	0.54%	0.96%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.96% for Class A, 1.71% for Class B, 1.71% for Class C, 0.58% for Class I, and 0.96% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Corporate Income Fund) (Columbia Corporate Income Fund - ABCIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	568	770	989	1,618
Class B Shares	674	843	1,137	1,841
Class C Shares	274	543	937	2,039
Class I Shares	55	173	302	677
Class W Shares	98	310	540	1,200

Expense Example, No Redemption (Columbia Corporate Income Fund) (Columbia Corporate Income Fund - ABCIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	174	543	937	1,841
Class C Shares	174	543	937	2,039

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 6% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 183% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's average effective duration will be between three and ten years.

The Fund may invest in derivatives for both hedging and non-hedging purposes, including interest rate futures for hedging purposes. The Fund also may invest in private placements.

The Fund may invest in U.S. Government obligations, asset-backed securities, mortgage-backed securities and also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, duration, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class B and Class C shares is July 15, 2002; and the inception date for the Fund's Class I and Class W shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:   14.15%

Worst:   3rd quarter 2008:   -7.67%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and the New Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The table also compares the Fund's returns to its former benchmark, the Barclays Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures, and its Former Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market including domestic and international issues.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Investment Manager believes that it is more representative of the investment approach used by the Fund.

Average Annual Total Returns (Columbia Corporate Income Fund) (Columbia Corporate Income Fund - ABCIW)	1 Year	5 Years	10 Years
Class A Shares	3.32%	5.41%	5.74%
Class A Shares returns after taxes on distributions	1.86%	3.42%	3.72%
Class A Shares returns after taxes on distributions and sale of Fund shares	2.12%	3.40%	3.67%
Class B Shares	2.64%	5.33%	5.47%
Class C Shares	6.80%	5.80%	5.63%
Class I Shares	8.83%	6.73%	6.57%
Class W Shares	8.46%	6.45%	6.30%
Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)	8.15%	6.82%	6.36%
85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index	7.63%	6.98%	6.75%
Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)	8.35%	6.80%	6.35%
85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index	7.99%	7.03%	6.83%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

[1]	Year-to-date return as of June 30, 2012: 4.56%

(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund)
Investment Objective
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Corporate Income Fund)	Class Z Shares (Columbia Corporate Income Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Corporate Income Fund)		Class Z Shares (Columbia Corporate Income Fund - Z)
Management fees		0.50%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.23%
Total annual Fund operating expenses		0.73%
Fee waivers and/or reimbursements	[2]	(0.02%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.71%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.71% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Corporate Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Corporate Income Fund - Z)	73	231	404	905

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 6% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 183% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's average effective duration will be between three and ten years.

The Fund may invest in derivatives for both hedging and non-hedging purposes, including interest rate futures for hedging purposes. The Fund also may invest in private placements.

The Fund may invest in U.S. Government obligations, asset-backed securities, mortgage-backed securities and also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, duration, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:   14.22%

Worst:   3rd quarter 2008:   -7.61%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and the New Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The table also compares the Fund's returns to its former benchmark, the Barclays Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures, and its Former Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market including domestic and international issues.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Investment Manager believes that it is more representative of the investment approach used by the Fund.

Average Annual Total Returns (Columbia Corporate Income Fund) (Columbia Corporate Income Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	8.71%	6.70%	6.56%
Class Z Shares returns after taxes on distributions	7.09%	4.59%	4.42%
Class Z Shares returns after taxes on distributions and sale of Fund shares	5.62%	4.44%	4.32%
Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)	8.15%	6.82%	6.36%
85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index	7.63%	6.98%	6.75%
Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)	8.35%	6.80%	6.35%
85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index	7.99%	7.03%	6.83%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of June 30, 2012: 4.70%

(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Emerging Markets Fund - ACIRW) (Columbia Emerging Markets Fund)	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Emerging Markets Fund - ACIRW) (Columbia Emerging Markets Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	1.35%	1.35%	1.35%	1.35%	1.35%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[2]	0.41%	0.41%	0.14%	0.41%	0.41%
Total annual Fund operating expenses		2.01%	2.76%	1.49%	2.26%	2.01%
Fee waivers and/or reimbursements	[3]	(0.22%)	(0.22%)	(0.15%)	(0.22%)	(0.22%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.79%	2.54%	1.34%	2.04%	1.79%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.79% for Class A, 2.54% for Class C, 1.34% for Class I, 2.04% for Class R and 1.79% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Emerging Markets Fund) (Columbia Emerging Markets Fund - ACIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	746	1,149	1,577	2,762
Class C Shares	357	835	1,440	3,074
Class I Shares	136	456	799	1,767
Class R Shares	207	685	1,190	2,578
Class W Shares	182	609	1,063	2,320

Expense Example, No Redemption (Columbia Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Emerging Markets Fund - ACIRW)	257	835	1,440	3,074

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I, Class R and Class W shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.90%

Worst:   3rd quarter 2008:   -29.98%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Emerging Markets Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI Emerging Markets Index (Net), a market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns (Columbia Emerging Markets Fund) (Columbia Emerging Markets Fund - ACIRW)	1 Year	5 Years	10 Years
Class A Shares	(23.79%)	(1.87%)	12.07%
Class A Shares returns after taxes on distributions	(24.38%)	(3.07%)	11.26%
Class A Shares returns after taxes on distributions and sale of Fund shares	(14.47%)	(1.33%)	11.03%
Class C Shares	(20.58%)	(1.46%)	11.90%
Class I Shares	(18.81%)	(0.46%)	13.03%
Class R Shares	(19.31%)	(0.99%)	12.44%
Class W Shares	(19.24%)	(0.76%)	12.72%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(18.42%)	2.40%	13.86%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 5.31%

(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Emerging Markets Fund)	Class Z Shares (Columbia Emerging Markets Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Emerging Markets Fund)		Class Z Shares (Columbia Emerging Markets Fund - Z)
Management fees	[1]	1.35%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.41%
Total annual Fund operating expenses		1.76%
Fee waivers and/or reimbursements	[3]	(0.22%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.54%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.54% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Emerging Markets Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Emerging Markets Fund - Z)	157	533	934	2,055

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    33.14%

Worst:   3rd quarter 2008:   -29.98%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI Emerging Markets Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI Emerging Markets Index (Net), a market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns (Columbia Emerging Markets Fund) (Columbia Emerging Markets Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(18.90%)	(0.49%)	13.01%
Class Z Shares returns after taxes on distributions	(19.53%)	(1.73%)	12.18%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(11.23%)	(0.18%)	11.90%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(18.42%)	2.40%	13.86%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 5.41%

(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Energy and Natural Resources Fund - ABCIRR4) (Columbia Energy and Natural Resources Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class R4 Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Energy and Natural Resources Fund - ABCIRR4) (Columbia Energy and Natural Resources Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares
Management fees	[1]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none
Other expenses	[2]	0.28%	0.28%	0.28%	0.06%	0.28%	0.36%
Total annual Fund operating expenses		1.28%	2.03%	2.03%	0.81%	1.53%	1.11%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, or Class R4 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Energy and Natural Resources Fund) (Columbia Energy and Natural Resources Fund - ABCIRR4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	698	958	1,237	2,031
Class B Shares	706	937	1,293	2,166
Class C Shares	306	637	1,093	2,358
Class I Shares	83	259	450	1,002
Class R Shares	156	483	834	1,824
Class R4 Shares	113	353	612	1,352

Expense Example, No Redemption (Columbia Energy and Natural Resources Fund) (Columbia Energy and Natural Resources Fund - ABCIRR4) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	206	637	1,093	2,166
Class C Shares	206	637	1,093	2,358

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Energy and Natural Resources Sector Risk ��� The Fund is subject to the risk that the securities of the issuers engaged in the energy and natural resources sector will underperform other market sectors or the market as a whole. To the extent that the Fund invests in issuers conducting business in the same or similar sectors, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I and Class R shares is September 27, 2010; and the inception date for the Fund's Class B and Class R4 shares is March 7, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2008:    27.27%

Worst:   3rd quarter 2008:   -38.21%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the S&P North American Natural Resources Sector Index, a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Average Annual Total Returns (Columbia Energy and Natural Resources Fund) (Columbia Energy and Natural Resources Fund - ABCIRR4)	1 Year	5 Years	10 Years
Class A Shares	(16.29%)	0.96%	10.41%
Class A Shares returns after taxes on distributions	(16.54%)	0.01%	8.96%
Class A Shares returns after taxes on distributions and sale of Fund shares	(10.24%)	0.46%	8.79%
Class B Shares	(16.15%)	0.86%	10.04%
Class C Shares	(12.67%)	1.43%	10.26%
Class I Shares	(10.74%)	2.45%	11.36%
Class R Shares	(11.38%)	1.82%	10.70%
Class R4 Shares	(11.06%)	2.15%	11.06%
S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	4.04%	10.99%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: -7.30%

(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Energy and Natural Resources Fund)	Class Z Shares (Columbia Energy and Natural Resources Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Energy and Natural Resources Fund)		Class Z Shares (Columbia Energy and Natural Resources Fund - Z)
Management fees	[1]	0.75%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.28%
Total annual Fund operating expenses		1.03%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Energy and Natural Resources Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Energy and Natural Resources Fund - Z)	105	328	569	1,259

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Energy and Natural Resources Sector Risk ��� The Fund is subject to the risk that the securities of the issuers engaged in the energy and natural resources sector will underperform other market sectors or the market as a whole. To the extent that the Fund invests in issuers conducting business in the same or similar sectors, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2008:    27.35%

Worst:   3rd quarter 2008:   -38.19%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the S&P North American Natural Resources Sector Index, a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Average Annual Total Returns (Columbia Energy and Natural Resources Fund) (Columbia Energy and Natural Resources Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(10.92%)	2.39%	11.33%
Class Z Shares returns after taxes on distributions	(11.22%)	1.41%	9.86%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(6.68%)	1.68%	9.64%
S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	4.04%	10.99%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: -7.14%

(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Intermediate Bond Fund - ABCIRW) (Columbia Intermediate Bond Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	3.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Intermediate Bond Fund - ABCIRW) (Columbia Intermediate Bond Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.22%	0.22%	0.22%	0.02%	0.22%	0.22%
Total annual Fund operating expenses		0.95%	1.70%	1.70%	0.50%	1.20%	0.95%
Fee waivers and/or reimbursements	[2]	(0.07%)	(0.07%)	(0.07%)	none	(0.07%)	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.88%	1.63%	1.63%	0.50%	1.13%	0.88%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.88% for Class A, 1.63% for Class B, 1.63% for Class C, 0.50% for Class I, 1.13% for Class R and 0.88% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Intermediate Bond Fund) (Columbia Intermediate Bond Fund - ABCIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	412	611	827	1,447
Class B Shares	466	729	916	1,804
Class C Shares	266	529	916	2,003
Class I Shares	51	160	280	628
Class R Shares	115	374	653	1,448
Class W Shares	90	296	519	1,160

Expense Example, No Redemption (Columbia Intermediate Bond Fund) (Columbia Intermediate Bond Fund - ABCIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	166	529	916	1,804
Class C Shares	166	529	916	2,003

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 170% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average effective maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class B and Class C shares is February 1, 2002; the inception date for the Fund's Class R shares is January 23, 2006; and the inception date for the Fund's Class I and Class W shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    8.13%

Worst:   3rd quarter 2008:   -5.30%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Intermediate Bond Fund) (Columbia Intermediate Bond Fund - ABCIRW)	1 Year	5 Years	10 Years
Class A Shares	3.01%	5.24%	5.02%
Class A Shares returns after taxes on distributions	1.64%	3.49%	3.21%
Class A Shares returns after taxes on distributions and sale of Fund shares	1.93%	3.42%	3.19%
Class B Shares	2.62%	5.16%	4.75%
Class C Shares	4.80%	5.32%	4.90%
Class I Shares	6.78%	6.25%	5.82%
Class R Shares	6.15%	5.68%	5.28%
Class W Shares	6.48%	6.00%	5.60%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

[1]	Year-to-date return as of June 30, 2012: 3.34%

(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund)
Investment Objective
The Fund seeks total return, consisting of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Intermediate Bond Fund)	Class Z Shares (Columbia Intermediate Bond Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Intermediate Bond Fund)		Class Z Shares (Columbia Intermediate Bond Fund - Z)
Management fees		0.48%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.22%
Total annual Fund operating expenses		0.70%
Fee waivers and/or reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.63%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.63% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Intermediate Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Intermediate Bond Fund - Z)	64	217	383	864

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 170% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average effective maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. For periods prior to July 29, 2002, the Fund's Class Z shares were designated Class S shares.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    8.20%

Worst:   3rd quarter 2008:   -5.24%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Intermediate Bond Fund) (Columbia Intermediate Bond Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	6.68%	6.21%	5.81%
Class Z Shares returns after taxes on distributions	5.17%	4.35%	3.89%
Class Z Shares returns after taxes on distributions and sale of Fund shares	4.31%	4.19%	3.81%
Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of June 30, 2012: 3.47%

(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Pacific/Asia Fund - ACIW) (Columbia Pacific/Asia Fund)	Class A Shares		Class C Shares		Class I Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Pacific/Asia Fund - ACIW) (Columbia Pacific/Asia Fund)		Class A Shares	Class C Shares	Class I Shares	Class W Shares
Management fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.25%
Other expenses	[1]	0.38%	0.38%	0.18%	0.38%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses		1.59%	2.34%	1.14%	1.59%
Fee waivers and/or reimbursements	[2]	(0.04%)	(0.04%)	none	(0.04%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.55%	2.30%	1.14%	1.55%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.54% for Class A, 2.29% for Class C, 1.13% for Class I, and 1.54% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Pacific/Asia Fund) (Columbia Pacific/Asia Fund - ACIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	724	1,044	1,387	2,353
Class C Shares	333	727	1,247	2,673
Class I Shares	116	362	628	1,386
Class W Shares	158	498	862	1,886

Expense Example, No Redemption (Columbia Pacific/Asia Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Pacific/Asia Fund - ACIW)	233	727	1,247	2,673

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, which includes Australia, New Zealand and India, and other countries within this region (the Pacific/Asia region). The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund and could result in greater volatility and losses than if the Fund were more geographically diversified. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States, Europe and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is March 31, 2008; the inception date for the Fund's Class I shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares for periods prior to its inception date (adjusted to reflect the higher class-related operating expenses of such class, where applicable). The inception date for the Fund's Class W shares is June 18, 2012; therefore performance information for this share class is not yet available. The average annual total return table on the following page includes the returns of Class Z shares. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Class W shares and Class Z shares. If differences in expenses were reflected, the returns for Class W shares would be lower than the returns shown for Class Z shares. The returns shown for the Fund include the returns of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    30.54%

Worst:   3rd quarter 2008:   -20.76%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI All Country (AC) Asia Pacific Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI AC Asia Pacific Index (Net) a free float-adjusted, market capitalization-weighted index, is designed to measure equity market performance in select developed and emerging markets in the Pacific/Asia region. The MSCI EAFE Index (Net) is also a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns - (Class Z Shares)

           1 year   5 years   10 years

Class Z shares returns before taxes   -13.45%    -0.67%     6.97%

Average Annual Total Returns (Columbia Pacific/Asia Fund) (Columbia Pacific/Asia Fund - ACIW)	1 Year	5 Years	10 Years
Class A Shares	(18.66%)	(2.13%)	6.04%
Class A Shares returns after taxes on distributions	(18.80%)	(3.40%)	5.26%
Class A Shares returns after taxes on distributions and sale of Fund shares	(11.88%)	(1.87%)	5.26%
Class C Shares	(15.06%)	(1.68%)	5.90%
Class I Shares	(13.28%)	(0.65%)	6.98%
MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(15.11%)	(1.90%)	7.07%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 4.56%

(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Pacific/Asia Fund)	Class Z Shares (Columbia Pacific/Asia Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Pacific/Asia Fund)		Class Z Shares (Columbia Pacific/Asia Fund - Z)
Management fees		0.95%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.38%
Acquired Fund Fees and Expenses		0.01%
Total annual Fund operating expenses		1.34%
Fee waivers and/or reimbursements	[2]	(0.04%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.30%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.29% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Pacific/Asia Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Pacific/Asia Fund - Z)	132	421	730	1,609

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, which includes Australia, New Zealand and India, and other countries within this region (the Pacific/Asia region). The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund and could result in greater volatility and losses than if the Fund were more geographically diversified. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States, Europe and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    30.63%

Worst:   3rd quarter 2008:   -20.64%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the MSCI All Country (AC) Asia Pacific Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI AC Asia Pacific Index (Net) a free float-adjusted, market capitalization-weighted index, is designed to measure equity market performance in select developed and emerging markets in the Pacific/Asia region. The MSCI EAFE Index (Net) is also a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns (Columbia Pacific/Asia Fund) (Columbia Pacific/Asia Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(13.45%)	(0.67%)	6.97%
Class Z Shares returns after taxes on distributions	(13.67%)	(1.99%)	6.17%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(8.41%)	(0.66%)	6.09%
MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(15.11%)	(1.90%)	7.07%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	(12.14%)	(4.72%)	4.67%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 4.62%

(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Large Cap Growth Fund - ACIRW) (Columbia Select Large Cap Growth Fund)	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Large Cap Growth Fund - ACIRW) (Columbia Select Large Cap Growth Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees		0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.22%	0.22%	0.02%	0.22%	0.22%
Total annual Fund operating expenses		1.11%	1.86%	0.66%	1.36%	1.11%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Select Large Cap Growth Fund) (Columbia Select Large Cap Growth Fund - ACIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	682	908	1,151	1,849
Class C Shares	289	585	1,006	2,180
Class I Shares	67	211	368	822
Class R Shares	138	431	745	1,635
Class W Shares	113	353	612	1,352

Expense Example, No Redemption (Columbia Select Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Select Large Cap Growth Fund - ACIRW)	189	585	1,006	2,180

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.3 billion and $546.1 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk - Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I shares and Class W shares is September 27, 2010 and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    18.98%

Worst:   4th quarter 2008:   -26.89%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Average Annual Total Returns (Columbia Select Large Cap Growth Fund) (Columbia Select Large Cap Growth Fund - ACIRW)	1 Year	5 Years	10 Years
Class A Shares	(8.99%)	2.05%	1.63%
Class A Shares returns after taxes on distributions	(9.20%)	2.00%	1.61%
Class A Shares returns after taxes on distributions and sale of Fund shares	(5.52%)	1.75%	1.40%
Class C Shares	(5.08%)	2.49%	1.47%
Class I Shares	(2.97%)	3.56%	2.51%
Class R Shares	(3.65%)	3.02%	1.94%
Class W Shares	(3.40%)	3.23%	2.21%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 5.96%

(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Large Cap Growth Fund)	Class Z Shares (Columbia Select Large Cap Growth Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Large Cap Growth Fund)		Class Z Shares (Columbia Select Large Cap Growth Fund - Z)
Management fees		0.64%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.22%
Total annual Fund operating expenses		0.86%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Select Large Cap Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Select Large Cap Growth Fund - Z)	88	274	477	1,061

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.3 billion and $546.1 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk - Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to March 31, 2008 include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    19.07%

Worst:   4th quarter 2008:   -26.94%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Average Annual Total Returns (Columbia Select Large Cap Growth Fund) (Columbia Select Large Cap Growth Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(3.21%)	3.49%	2.47%
Class Z Shares returns after taxes on distributions	(3.43%)	3.45%	2.45%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(1.75%)	3.00%	2.14%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	2.50%	2.60%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 6.16%

(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Small Cap Fund - ACR) (Columbia Select Small Cap Fund)	Class A Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Small Cap Fund - ACR) (Columbia Select Small Cap Fund)		Class A Shares	Class C Shares	Class R Shares
Management fees	[1]	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	0.50%
Other expenses	[2]	0.30%	0.30%	0.30%
Total annual Fund operating expenses		1.42%	2.17%	1.67%
Fee waivers and/or reimbursements	[3]	(0.01%)	(0.01%)	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.41%	2.16%	1.66%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.41% for Class A, 2.16% for Class C, and 1.66% for Class R.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Select Small Cap Fund) (Columbia Select Small Cap Fund - ACR) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	710	998	1,306	2,178
Class C Shares	319	678	1,164	2,502
Class R Shares	169	526	906	1,975

Expense Example, No Redemption (Columbia Select Small Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Select Small Cap Fund - ACR)	219	678	1,164	2,502

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase (between $53 million and $3.7 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes have the potential for long-term, above-average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations at time of purchase outside the range of Russell 2000 Growth Index.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and other incentives for employees and management, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007 and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    28.94%

Worst:   4th quarter 2008:   -26.68%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The table also compares the Fund's returns with the Russell 2000 Index, which is an unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Prior to January 27, 2012, the Russell 2000 Index was the Fund's sole benchmark. The Fund added the Russell 2000 Growth Index as the primary benchmark effective January 27, 2012 because the Investment Manager believes that the index provides a useful performance comparison given the Fund's investment in companies believed to have the potential for long-term, above-average earnings growth.

Average Annual Total Returns (Columbia Select Small Cap Fund) (Columbia Select Small Cap Fund - ACR)	1 Year	5 Years	10 Years
Class A Shares	(17.68%)	(2.22%)	4.43%
Class A Shares returns after taxes on distributions	(17.68%)	(2.53%)	4.09%
Class A Shares returns after taxes on distributions and sale of Fund shares	(11.49%)	(1.84%)	3.88%
Class C Shares	(14.17%)	(1.80%)	4.27%
Class R Shares	(12.86%)	(1.32%)	4.80%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 0.50%

(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Select Small Cap Fund)	Class Z Shares (Columbia Select Small Cap Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Select Small Cap Fund)		Class Z Shares (Columbia Select Small Cap Fund - Z)
Management fees	[1]	0.87%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.30%
Total annual Fund operating expenses		1.17%
Fee waivers and/or reimbursements	[3]	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.16%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.16% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Select Small Cap Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Select Small Cap Fund - Z)	118	371	643	1,419

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase (between $53 million and $3.7 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes have the potential for long-term, above-average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations at time of purchase outside the range of Russell 2000 Growth Index.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and other incentives for employees and management, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to March 31, 2008 include the returns of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    29.04%

Worst:   4th quarter 2008:   -26.64%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The table also compares the Fund's returns with the Russell 2000 Index, which is an unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Prior to January 27, 2012, the Russell 2000 Index was the Fund's sole benchmark. The Fund added the Russell 2000 Growth Index as the primary benchmark effective January 27, 2012 because the Investment Manager believes that the index provides a useful performance comparison given the Fund's investment in companies believed to have the potential for long-term, above-average earnings growth.

Average Annual Total Returns (Columbia Select Small Cap Fund) (Columbia Select Small Cap Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(12.50%)	(0.84%)	5.35%
Class Z Shares returns after taxes on distributions	(12.50%)	(1.15%)	5.01%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(8.13%)	(0.68%)	4.71%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	(2.91%)	2.09%	4.48%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 0.68%

(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund)
Investment Objective
The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia U.S. Treasury Index Fund - ABCIW) (Columbia U.S. Treasury Index Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia U.S. Treasury Index Fund - ABCIW) (Columbia U.S. Treasury Index Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class W Shares
Management fees		0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.25%
Other expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses		0.66%	1.41%	1.41%	0.41%	0.66%
Fee waivers and/or reimbursements	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.45%	1.20%	1.20%	0.20%	0.45%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.45% for Class A, 1.20% for Class B, 1.20% for Class C, 0.20% for Class I and 0.45% for Class W.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia U.S. Treasury Index Fund) (Columbia U.S. Treasury Index Fund - ABCIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	519	656	805	1,239
Class B Shares	622	726	951	1,468
Class C Shares	222	426	751	1,673
Class I Shares	20	110	209	497
Class W Shares	46	190	347	803

Expense Example, No Redemption (Columbia U.S. Treasury Index Fund) (Columbia U.S. Treasury Index Fund - ABCIW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	122	426	751	1,468
Class C Shares	122	426	751	1,673

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 7% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

In seeking to match the performance of the Citigroup Bond U.S. Treasury Index, before fees and expenses, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) attempts to allocate the Fund's assets among securities in the Citigroup Bond U.S. Treasury Index. In determining whether to include a security in the Fund's portfolio, the Investment Manager will consider a security's effect on the Fund's total market value, average coupon rate, and average weighted maturity as compared to the Citigroup Bond U.S. Treasury Index. The Fund will only purchase securities that are included in the Citigroup Bond U.S. Treasury Index at the time of purchase.

The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the Citigroup Bond U.S. Treasury Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the Citigroup Bond U.S. Treasury Index, and the timing and amount of shareholder purchases and redemptions. The Fund will not hold all of the securities in the Citigroup Bond U.S. Treasury Index.

The Investment Manager may sell a security when the security's percentage weighting in the index is reduced, when the security is removed from the index, or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Investment in Money Market Fund Risk ��� The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I shares is September 27, 2010 and the inception date for the Fund's Class W shares is June 18, 2012. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses, these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Galaxy II U.S. Treasury Fund, the predecessor to the Fund for periods prior to November 25, 2002.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    4th quarter 2008:    8.75%

Worst:   2nd quarter 2004:   -3.27%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Citigroup Bond U.S. Treasury Index, an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

Average Annual Total Returns (Columbia U.S. Treasury Index Fund) (Columbia U.S. Treasury Index Fund - ABCIW)	1 Year	5 Years	10 Years
Class A Shares	3.95%	5.35%	4.65%
Class A Shares returns after taxes on distributions	2.91%	4.02%	3.21%
Class A Shares returns after taxes on distributions and sale of Fund shares	2.59%	3.81%	3.12%
Class B Shares	3.37%	5.26%	4.38%
Class C Shares	7.54%	5.73%	4.53%
Class I Shares	9.46%	6.63%	5.42%
Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	9.61%	6.76%	5.68%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

[1]	Year-to-date return as of June 30, 2012: 1.29%

(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund)
Investment Objective
The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia U.S. Treasury Index Fund)	Class Z Shares (Columbia U.S. Treasury Index Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia U.S. Treasury Index Fund)		Class Z Shares (Columbia U.S. Treasury Index Fund - Z)
Management fees		0.40%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses		0.01%
Total annual Fund operating expenses		0.41%
Fee waivers and/or reimbursements	[1]	(0.21%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.20%
[1]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.20% for Class Z.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia U.S. Treasury Index Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia U.S. Treasury Index Fund - Z)	20	110	209	497

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 7% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

In seeking to match the performance of the Citigroup Bond U.S. Treasury Index, before fees and expenses, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) attempts to allocate the Fund's assets among securities in the Citigroup Bond U.S. Treasury Index. In determining whether to include a security in the Fund's portfolio, the Investment Manager will consider a security's effect on the Fund's total market value, average coupon rate, and average weighted maturity as compared to the Citigroup Bond U.S. Treasury Index. The Fund will only purchase securities that are included in the Citigroup Bond U.S. Treasury Index at the time of purchase.

The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the Citigroup Bond U.S. Treasury Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the Citigroup Bond U.S. Treasury Index, and the timing and amount of shareholder purchases and redemptions. The Fund will not hold all of the securities in the Citigroup Bond U.S. Treasury Index.

The Investment Manager may sell a security when the security's percentage weighting in the index is reduced, when the security is removed from the index, or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Investment in Money Market Fund Risk ��� The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to November 25, 2002 include the returns of Galaxy II U.S. Treasury Fund, the predecessor to the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    4th quarter 2008:    8.82%

Worst:   2nd quarter 2004:   -3.21%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Citigroup Bond U.S. Treasury Index, an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

Average Annual Total Returns (Columbia U.S. Treasury Index Fund) (Columbia U.S. Treasury Index Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	9.46%	6.63%	5.42%
Class Z Shares returns after taxes on distributions	8.26%	5.20%	3.88%
Class Z Shares returns after taxes on distributions and sale of Fund shares	6.16%	4.87%	3.74%
Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)	9.61%	6.76%	5.68%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of June 30, 2012: 1.41%

(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Value and Restructuring Fund - ACIRW) (Columbia Value and Restructuring Fund)	Class A Shares		Class C Shares		Class I Shares	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	1.00%	[2]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Value and Restructuring Fund - ACIRW) (Columbia Value and Restructuring Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees	[1]	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[2]	0.24%	0.24%	0.03%	0.24%	0.24%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%
Total annual Fund operating expenses		1.22%	1.97%	0.76%	1.47%	1.22%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Value and Restructuring Fund) (Columbia Value and Restructuring Fund - ACIRW) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	692	941	1,208	1,970
Class C Shares	300	619	1,064	2,298
Class I Shares	78	244	424	945
Class R Shares	150	466	804	1,760
Class W Shares	125	388	672	1,480

Expense Example, No Redemption (Columbia Value and Restructuring Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares (Columbia Value and Restructuring Fund - ACIRW)	200	619	1,064	2,298

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued and have the potential for long-term appreciation. In addition, under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies the Investment Manager believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the potential impact of restructuring activities, such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes, on a company's potential for long-term growth.

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I shares and Class W shares is September 27, 2010 and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    25.50%

Worst:   4th quarter 2008:   -30.40%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Russell 1000 Value Index and the S&P 500�� Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The S&P 500�� Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Average Annual Total Returns (Columbia Value and Restructuring Fund) (Columbia Value and Restructuring Fund - ACIRW)	1 Year	5 Years	10 Years
Class A Shares	(16.13%)	(3.13%)	3.71%
Class A Shares returns after taxes on distributions	(16.26%)	(3.33%)	3.53%
Class A Shares returns after taxes on distributions and sale of Fund shares	(10.30%)	(2.63%)	3.20%
Class C Shares	(12.57%)	(2.69%)	3.56%
Class I Shares	(10.79%)	(1.75%)	4.58%
Class R Shares	(11.22%)	(2.22%)	4.07%
Class W Shares	(11.01%)	(1.99%)	4.32%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 4.75%

(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Value and Restructuring Fund)	Class Z Shares (Columbia Value and Restructuring Fund - Z)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Value and Restructuring Fund)		Class Z Shares (Columbia Value and Restructuring Fund - Z)
Management fees	[1]	0.68%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Acquired Fund Fees and Expenses		0.05%
Total annual Fund operating expenses		0.97%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Value and Restructuring Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Shares (Columbia Value and Restructuring Fund - Z)	99	310	538	1,192

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued and have the potential for long-term appreciation. In addition, under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies the Investment Manager believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the potential impact of restructuring activities, such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes, on a company's potential for long-term growth.

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to March 31, 2008 include the returns of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    25.59%

Worst:   4th quarter 2008:   -30.37%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Russell 1000 Value Index and the S&P 500�� Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The S&P 500�� Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Average Annual Total Returns (Columbia Value and Restructuring Fund) (Columbia Value and Restructuring Fund - Z)	1 Year	5 Years	10 Years
Class Z Shares	(10.79%)	(1.76%)	4.57%
Class Z Shares returns after taxes on distributions	(10.97%)	(1.99%)	4.37%
Class Z Shares returns after taxes on distributions and sale of Fund shares	(6.77%)	(1.49%)	3.96%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	0.39%	(2.64%)	3.89%
S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of June 30, 2012: 4.89%

Shareholder Fees	0 Months Ended
	Aug. 01, 2012
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class T Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R4 Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	3.00%	[2]
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class B Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class C Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses	0 Months Ended
	Aug. 01, 2012
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	0.99%
Fee waivers and/or reimbursements	(0.05%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.94%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.74%
Fee waivers and/or reimbursements	(0.05%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.69%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.74%
Fee waivers and/or reimbursements	(0.05%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.69%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class I Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.53%
Fee waivers and/or reimbursements	none	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.53%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class R Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.24%
Fee waivers and/or reimbursements	(0.05%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.19%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class T Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	0.15%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	0.89%
Fee waivers and/or reimbursements	(0.05%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class W Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	0.99%
Fee waivers and/or reimbursements	(0.05%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.94%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.53%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.25%	[2]
Total annual Fund operating expenses	0.74%
Fee waivers and/or reimbursements	(0.05%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.69%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Operating Expenses:
Management fees	0.50%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.96%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class B Shares
Operating Expenses:
Management fees	0.50%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.71%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class C Shares
Operating Expenses:
Management fees	0.50%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.71%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class I Shares
Operating Expenses:
Management fees	0.50%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.04%	[2]
Total annual Fund operating expenses	0.54%
Fee waivers and/or reimbursements	none	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.54%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class W Shares
Operating Expenses:
Management fees	0.50%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[2]
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.02%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.96%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Operating Expenses:
Management fees	0.50%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[2]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	(0.02%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.71%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.41%	[2]
Total annual Fund operating expenses	2.01%
Fee waivers and/or reimbursements	(0.22%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.79%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class C Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.41%	[2]
Total annual Fund operating expenses	2.76%
Fee waivers and/or reimbursements	(0.22%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.54%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class I Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.14%	[2]
Total annual Fund operating expenses	1.49%
Fee waivers and/or reimbursements	(0.15%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.34%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class R Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.41%	[2]
Total annual Fund operating expenses	2.26%
Fee waivers and/or reimbursements	(0.22%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.04%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class W Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.41%	[2]
Total annual Fund operating expenses	2.01%
Fee waivers and/or reimbursements	(0.22%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.79%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.41%	[2]
Total annual Fund operating expenses	1.76%
Fee waivers and/or reimbursements	(0.22%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.54%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.28%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.03%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	2.03%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[2]
Total annual Fund operating expenses	0.81%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.53%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.36%	[2]
Total annual Fund operating expenses	1.11%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.28%	[2]
Total annual Fund operating expenses	1.03%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.07%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.88%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.07%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.63%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.07%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.63%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class I Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Total annual Fund operating expenses	0.50%
Fee waivers and/or reimbursements	none	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.50%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class R Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.07%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.13%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class W Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.07%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.88%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.48%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[2]
Total annual Fund operating expenses	0.70%
Fee waivers and/or reimbursements	(0.07%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.63%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.38%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	1.59%
Fee waivers and/or reimbursements	(0.04%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class C Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.38%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	2.34%
Fee waivers and/or reimbursements	(0.04%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.30%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class I Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.18%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	1.14%
Fee waivers and/or reimbursements	none	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.14%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class W Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.38%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	1.59%
Fee waivers and/or reimbursements	(0.04%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.38%	[2]
Acquired Fund Fees and Expenses	0.01%
Total annual Fund operating expenses	1.34%
Fee waivers and/or reimbursements	(0.04%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.30%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.11%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.86%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.02%	[2]
Total annual Fund operating expenses	0.66%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.36%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.22%	[2]
Total annual Fund operating expenses	1.11%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.64%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.22%	[2]
Total annual Fund operating expenses	0.86%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.30%	[2]
Total annual Fund operating expenses	1.42%
Fee waivers and/or reimbursements	(0.01%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.41%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class C Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[2]
Total annual Fund operating expenses	2.17%
Fee waivers and/or reimbursements	(0.01%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.16%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class R Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.30%	[2]
Total annual Fund operating expenses	1.67%
Fee waivers and/or reimbursements	(0.01%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.66%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Operating Expenses:
Management fees	0.87%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.30%	[2]
Total annual Fund operating expenses	1.17%
Fee waivers and/or reimbursements	(0.01%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.16%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.66%
Fee waivers and/or reimbursements	(0.21%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.45%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class B Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.01%
Total annual Fund operating expenses	1.41%
Fee waivers and/or reimbursements	(0.21%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.20%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class C Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.01%
Total annual Fund operating expenses	1.41%
Fee waivers and/or reimbursements	(0.21%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.20%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.01%
Total annual Fund operating expenses	0.41%
Fee waivers and/or reimbursements	(0.21%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.20%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class W Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.66%
Fee waivers and/or reimbursements	(0.21%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.45%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.01%
Total annual Fund operating expenses	0.41%
Fee waivers and/or reimbursements	(0.21%)	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.20%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[2]
Acquired Fund Fees and Expenses	0.05%
Total annual Fund operating expenses	1.22%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class C Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[2]
Acquired Fund Fees and Expenses	0.05%
Total annual Fund operating expenses	1.97%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class I Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[2]
Acquired Fund Fees and Expenses	0.05%
Total annual Fund operating expenses	0.76%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class R Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%	[2]
Acquired Fund Fees and Expenses	0.05%
Total annual Fund operating expenses	1.47%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class W Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[2]
Acquired Fund Fees and Expenses	0.05%
Total annual Fund operating expenses	1.22%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Operating Expenses:
Management fees	0.68%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[2]
Acquired Fund Fees and Expenses	0.05%
Total annual Fund operating expenses	0.97%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.94% for Class A, 1.69% for Class B, and 1.69% for Class C, 0.53% for Class I, 1.19% for Class R, 0.84% for Class T and 0.94% for Class W.
[4]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.69% for Class Z.
[5]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.96% for Class A, 1.71% for Class B, 1.71% for Class C, 0.58% for Class I, and 0.96% for Class W.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.71% for Class Z.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.79% for Class A, 2.54% for Class C, 1.34% for Class I, 2.04% for Class R and 1.79% for Class W.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.54% for Class Z.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.88% for Class A, 1.63% for Class B, 1.63% for Class C, 0.50% for Class I, 1.13% for Class R and 0.88% for Class W.
[10]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.63% for Class Z.
[11]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.54% for Class A, 2.29% for Class C, 1.13% for Class I, and 1.54% for Class W.
[12]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.29% for Class Z.
[13]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.41% for Class A, 2.16% for Class C, and 1.66% for Class R.
[14]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.16% for Class Z.
[15]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.45% for Class A, 1.20% for Class B, 1.20% for Class C, 0.20% for Class I and 0.45% for Class W.
[16]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.20% for Class Z.

Annual Total Returns	0 Months Ended
Aug. 01, 2012
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	9.15%
Annual Return 2003	4.37%
Annual Return 2004	4.45%
Annual Return 2005	2.04%
Annual Return 2006	3.76%
Annual Return 2007	5.72%
Annual Return 2008	1.00%
Annual Return 2009	9.31%
Annual Return 2010	6.29%
Annual Return 2011	7.09%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Bar Chart Table:
Annual Return 2002	9.42%
Annual Return 2003	4.63%
Annual Return 2004	4.71%
Annual Return 2005	2.30%
Annual Return 2006	4.02%
Annual Return 2007	5.98%
Annual Return 2008	1.43%
Annual Return 2009	9.71%
Annual Return 2010	6.55%
Annual Return 2011	7.30%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	9.42%
Annual Return 2003	4.63%
Annual Return 2004	4.71%
Annual Return 2005	2.30%
Annual Return 2006	4.02%
Annual Return 2007	5.98%
Annual Return 2008	1.43%
Annual Return 2009	9.59%
Annual Return 2010	6.55%
Annual Return 2011	7.25%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	7.17%
Annual Return 2003	11.54%
Annual Return 2004	5.66%
Annual Return 2005	1.93%
Annual Return 2006	4.27%
Annual Return 2007	1.45%
Annual Return 2008	(10.91%)
Annual Return 2009	28.25%
Annual Return 2010	8.68%
Annual Return 2011	8.45%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	7.61%
Annual Return 2003	11.97%
Annual Return 2004	6.03%
Annual Return 2005	2.19%
Annual Return 2006	4.53%
Annual Return 2007	1.70%
Annual Return 2008	(10.69%)
Annual Return 2009	28.56%
Annual Return 2010	8.95%
Annual Return 2011	8.71%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(5.62%)
Annual Return 2003	63.50%
Annual Return 2004	29.70%
Annual Return 2005	28.77%
Annual Return 2006	33.46%
Annual Return 2007	26.75%
Annual Return 2008	(55.40%)
Annual Return 2009	76.21%
Annual Return 2010	19.82%
Annual Return 2011	(19.15%)
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(5.38%)
Annual Return 2003	63.90%
Annual Return 2004	30.02%
Annual Return 2005	29.09%
Annual Return 2006	33.79%
Annual Return 2007	26.95%
Annual Return 2008	(55.37%)
Annual Return 2009	76.88%
Annual Return 2010	20.04%
Annual Return 2011	18.90%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(10.36%)
Annual Return 2003	32.48%
Annual Return 2004	33.94%
Annual Return 2005	45.33%
Annual Return 2006	11.07%
Annual Return 2007	36.01%
Annual Return 2008	(43.92%)
Annual Return 2009	40.37%
Annual Return 2010	17.01%
Annual Return 2011	(11.18%)
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(10.14%)
Annual Return 2003	32.81%
Annual Return 2004	34.27%
Annual Return 2005	45.69%
Annual Return 2006	11.34%
Annual Return 2007	36.25%
Annual Return 2008	(43.80%)
Annual Return 2009	40.70%
Annual Return 2010	17.25%
Annual Return 2011	(10.92%)
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	5.39%
Annual Return 2003	9.23%
Annual Return 2004	4.62%
Annual Return 2005	2.15%
Annual Return 2006	4.34%
Annual Return 2007	4.36%
Annual Return 2008	(6.03%)
Annual Return 2009	18.82%
Annual Return 2010	7.64%
Annual Return 2011	6.42%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	5.78%
Annual Return 2003	9.50%
Annual Return 2004	4.88%
Annual Return 2005	2.40%
Annual Return 2006	4.60%
Annual Return 2007	4.62%
Annual Return 2008	(5.80%)
Annual Return 2009	19.11%
Annual Return 2010	7.91%
Annual Return 2011	6.68%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(8.42%)
Annual Return 2003	41.77%
Annual Return 2004	13.23%
Annual Return 2005	23.81%
Annual Return 2006	10.05%
Annual Return 2007	11.21%
Annual Return 2008	(40.44%)
Annual Return 2009	37.51%
Annual Return 2010	21.15%
Annual Return 2011	(13.68%)
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(8.19%)
Annual Return 2003	42.12%
Annual Return 2004	13.51%
Annual Return 2005	24.12%
Annual Return 2006	10.32%
Annual Return 2007	11.49%
Annual Return 2008	(40.30%)
Annual Return 2009	38.39%
Annual Return 2010	21.31%
Annual Return 2011	(13.45%)
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(37.50%)
Annual Return 2003	23.23%
Annual Return 2004	14.44%
Annual Return 2005	11.97%
Annual Return 2006	7.60%
Annual Return 2007	20.98%
Annual Return 2008	(44.14%)
Annual Return 2009	45.11%
Annual Return 2010	24.06%
Annual Return 2011	(3.47%)
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(37.34%)
Annual Return 2003	23.54%
Annual Return 2004	14.73%
Annual Return 2005	12.25%
Annual Return 2006	7.87%
Annual Return 2007	21.30%
Annual Return 2008	(44.11%)
Annual Return 2009	45.48%
Annual Return 2010	24.36%
Annual Return 2011	(3.21%)
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(19.66%)
Annual Return 2003	48.20%
Annual Return 2004	22.23%
Annual Return 2005	2.33%
Annual Return 2006	15.95%
Annual Return 2007	10.52%
Annual Return 2008	(41.53%)
Annual Return 2009	29.52%
Annual Return 2010	29.71%
Annual Return 2011	(12.64%)
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(19.38%)
Annual Return 2003	48.71%
Annual Return 2004	22.66%
Annual Return 2005	2.69%
Annual Return 2006	16.35%
Annual Return 2007	10.80%
Annual Return 2008	(41.42%)
Annual Return 2009	29.75%
Annual Return 2010	30.11%
Annual Return 2011	(12.50%)
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	10.85%
Annual Return 2003	1.63%
Annual Return 2004	2.85%
Annual Return 2005	2.24%
Annual Return 2006	2.51%
Annual Return 2007	8.55%
Annual Return 2008	13.57%
Annual Return 2009	(4.01%)
Annual Return 2010	5.41%
Annual Return 2011	9.18%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	11.13%
Annual Return 2003	1.87%
Annual Return 2004	3.11%
Annual Return 2005	2.49%
Annual Return 2006	2.75%
Annual Return 2007	8.78%
Annual Return 2008	13.87%
Annual Return 2009	(3.77%)
Annual Return 2010	5.67%
Annual Return 2011	9.46%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Bar Chart Table:
Annual Return 2002	(23.52%)
Annual Return 2003	47.41%
Annual Return 2004	19.07%
Annual Return 2005	9.68%
Annual Return 2006	14.59%
Annual Return 2007	10.25%
Annual Return 2008	(47.40%)
Annual Return 2009	46.90%
Annual Return 2010	19.42%
Annual Return 2011	(11.02%)
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2002	(23.32%)
Annual Return 2003	47.78%
Annual Return 2004	19.36%
Annual Return 2005	9.96%
Annual Return 2006	14.88%
Annual Return 2007	10.43%
Annual Return 2008	(47.30%)
Annual Return 2009	47.29%
Annual Return 2010	19.68%
Annual Return 2011	(10.79%)

Average Annual Total Returns	0 Months Ended
Aug. 01, 2012
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares
Average Annual Return:
1 Year	2.02%
5 Years	4.81%
10 Years	4.78%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.65%
5 Years	3.19%
10 Years	3.07%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.46%
5 Years	3.16%
10 Years	3.08%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class B Shares
Average Annual Return:
1 Year	1.18%
5 Years	4.74%
10 Years	4.51%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class C Shares
Average Annual Return:
1 Year	5.32%
5 Years	5.10%
10 Years	4.54%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class I Shares
Average Annual Return:
1 Year	7.29%
5 Years	6.14%
10 Years	5.56%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class R Shares
Average Annual Return:
1 Year	6.57%
5 Years	5.42%
10 Years	4.85%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class T Shares
Average Annual Return:
1 Year	2.03%
5 Years	4.94%
10 Years	4.89%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class W Shares
Average Annual Return:
1 Year	7.04%
5 Years	5.87%
10 Years	5.30%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Average Annual Return:
1 Year	7.30%
5 Years	6.16%
10 Years	5.57%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.74%
5 Years	4.44%
10 Years	3.82%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.90%
5 Years	4.27%
10 Years	3.75%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	7.25%
5 Years	6.13%
10 Years	5.56%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.71%
5 Years	4.41%
10 Years	3.80%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.86%
5 Years	4.24%
10 Years	3.74%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.15%
5 Years	6.82%
10 Years	6.36%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | 85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index
Average Annual Return:
1 Year	7.99%
5 Years	7.03%
10 Years	6.83%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | 85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index
Average Annual Return:
1 Year	7.63%
5 Years	6.98%
10 Years	6.75%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Average Annual Return:
1 Year	3.32%
5 Years	5.41%
10 Years	5.74%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.86%
5 Years	3.42%
10 Years	3.72%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.12%
5 Years	3.40%
10 Years	3.67%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class B Shares
Average Annual Return:
1 Year	2.64%
5 Years	5.33%
10 Years	5.47%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class C Shares
Average Annual Return:
1 Year	6.80%
5 Years	5.80%
10 Years	5.63%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class I Shares
Average Annual Return:
1 Year	8.83%
5 Years	6.73%
10 Years	6.57%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class W Shares
Average Annual Return:
1 Year	8.46%
5 Years	6.45%
10 Years	6.30%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.15%
5 Years	6.82%
10 Years	6.36%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	8.35%
5 Years	6.80%
10 Years	6.35%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | 85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index
Average Annual Return:
1 Year	7.99%
5 Years	7.03%
10 Years	6.83%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | 85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index
Average Annual Return:
1 Year	7.63%
5 Years	6.98%
10 Years	6.75%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Average Annual Return:
1 Year	8.71%
5 Years	6.70%
10 Years	6.56%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	7.09%
5 Years	4.59%
10 Years	4.42%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.62%
5 Years	4.44%
10 Years	4.32%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(18.42%)
5 Years	2.40%
10 Years	13.86%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Average Annual Return:
1 Year	(23.79%)
5 Years	(1.87%)
10 Years	12.07%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(24.38%)
5 Years	(3.07%)
10 Years	11.26%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(14.47%)
5 Years	(1.33%)
10 Years	11.03%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class C Shares
Average Annual Return:
1 Year	(20.58%)
5 Years	(1.46%)
10 Years	11.90%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class I Shares
Average Annual Return:
1 Year	(18.81%)
5 Years	(0.46%)
10 Years	13.03%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class R Shares
Average Annual Return:
1 Year	(19.31%)
5 Years	(0.99%)
10 Years	12.44%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class W Shares
Average Annual Return:
1 Year	(19.24%)
5 Years	(0.76%)
10 Years	12.72%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(18.42%)
5 Years	2.40%
10 Years	13.86%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Average Annual Return:
1 Year	(18.90%)
5 Years	(0.49%)
10 Years	13.01%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(19.53%)
5 Years	(1.73%)
10 Years	12.18%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.23%)
5 Years	(0.18%)
10 Years	11.90%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(7.35%)
5 Years	4.04%
10 Years	10.99%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Average Annual Return:
1 Year	(16.29%)
5 Years	0.96%
10 Years	10.41%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(16.54%)
5 Years	0.01%
10 Years	8.96%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(10.24%)
5 Years	0.46%
10 Years	8.79%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Average Annual Return:
1 Year	(16.15%)
5 Years	0.86%
10 Years	10.04%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Average Annual Return:
1 Year	(12.67%)
5 Years	1.43%
10 Years	10.26%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Average Annual Return:
1 Year	(10.74%)
5 Years	2.45%
10 Years	11.36%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Average Annual Return:
1 Year	(11.38%)
5 Years	1.82%
10 Years	10.70%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R4 Shares
Average Annual Return:
1 Year	(11.06%)
5 Years	2.15%
10 Years	11.06%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(7.35%)
5 Years	4.04%
10 Years	10.99%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.92%)
5 Years	2.39%
10 Years	11.33%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(11.22%)
5 Years	1.41%
10 Years	9.86%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.68%)
5 Years	1.68%
10 Years	9.64%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Average Annual Return:
1 Year	3.01%
5 Years	5.24%
10 Years	5.02%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.64%
5 Years	3.49%
10 Years	3.21%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.93%
5 Years	3.42%
10 Years	3.19%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class B Shares
Average Annual Return:
1 Year	2.62%
5 Years	5.16%
10 Years	4.75%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class C Shares
Average Annual Return:
1 Year	4.80%
5 Years	5.32%
10 Years	4.90%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class I Shares
Average Annual Return:
1 Year	6.78%
5 Years	6.25%
10 Years	5.82%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class R Shares
Average Annual Return:
1 Year	6.15%
5 Years	5.68%
10 Years	5.28%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class W Shares
Average Annual Return:
1 Year	6.48%
5 Years	6.00%
10 Years	5.60%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	6.68%
5 Years	6.21%
10 Years	5.81%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	5.17%
5 Years	4.35%
10 Years	3.89%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.31%
5 Years	4.19%
10 Years	3.81%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(15.11%)
5 Years	(1.90%)
10 Years	7.07%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares
Average Annual Return:
1 Year	(18.66%)
5 Years	(2.13%)
10 Years	6.04%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(18.80%)
5 Years	(3.40%)
10 Years	5.26%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.88%)
5 Years	(1.87%)
10 Years	5.26%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class C Shares
Average Annual Return:
1 Year	(15.06%)
5 Years	(1.68%)
10 Years	5.90%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class I Shares
Average Annual Return:
1 Year	(13.28%)
5 Years	(0.65%)
10 Years	6.98%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(15.11%)
5 Years	(1.90%)
10 Years	7.07%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Average Annual Return:
1 Year	(13.45%)
5 Years	(0.67%)
10 Years	6.97%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(13.67%)
5 Years	(1.99%)
10 Years	6.17%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.41%)
5 Years	(0.66%)
10 Years	6.09%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Average Annual Return:
1 Year	(8.99%)
5 Years	2.05%
10 Years	1.63%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(9.20%)
5 Years	2.00%
10 Years	1.61%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.52%)
5 Years	1.75%
10 Years	1.40%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class C Shares
Average Annual Return:
1 Year	(5.08%)
5 Years	2.49%
10 Years	1.47%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class I Shares
Average Annual Return:
1 Year	(2.97%)
5 Years	3.56%
10 Years	2.51%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class R Shares
Average Annual Return:
1 Year	(3.65%)
5 Years	3.02%
10 Years	1.94%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class W Shares
Average Annual Return:
1 Year	(3.40%)
5 Years	3.23%
10 Years	2.21%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Average Annual Return:
1 Year	(3.21%)
5 Years	3.49%
10 Years	2.47%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(3.43%)
5 Years	3.45%
10 Years	2.45%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.75%)
5 Years	3.00%
10 Years	2.14%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Average Annual Return:
1 Year	(17.68%)
5 Years	(2.22%)
10 Years	4.43%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(17.68%)
5 Years	(2.53%)
10 Years	4.09%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.49%)
5 Years	(1.84%)
10 Years	3.88%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class C Shares
Average Annual Return:
1 Year	(14.17%)
5 Years	(1.80%)
10 Years	4.27%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class R Shares
Average Annual Return:
1 Year	(12.86%)
5 Years	(1.32%)
10 Years	4.80%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Average Annual Return:
1 Year	(12.50%)
5 Years	(0.84%)
10 Years	5.35%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(12.50%)
5 Years	(1.15%)
10 Years	5.01%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.13%)
5 Years	(0.68%)
10 Years	4.71%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.61%
5 Years	6.76%
10 Years	5.68%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Average Annual Return:
1 Year	3.95%
5 Years	5.35%
10 Years	4.65%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	2.91%
5 Years	4.02%
10 Years	3.21%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.59%
5 Years	3.81%
10 Years	3.12%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class B Shares
Average Annual Return:
1 Year	3.37%
5 Years	5.26%
10 Years	4.38%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class C Shares
Average Annual Return:
1 Year	7.54%
5 Years	5.73%
10 Years	4.53%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class I Shares
Average Annual Return:
1 Year	9.46%
5 Years	6.63%
10 Years	5.42%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.61%
5 Years	6.76%
10 Years	5.68%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Average Annual Return:
1 Year	9.46%
5 Years	6.63%
10 Years	5.42%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	8.26%
5 Years	5.20%
10 Years	3.88%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.16%
5 Years	4.87%
10 Years	3.74%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Average Annual Return:
1 Year	(16.13%)
5 Years	(3.13%)
10 Years	3.71%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(16.26%)
5 Years	(3.33%)
10 Years	3.53%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(10.30%)
5 Years	(2.63%)
10 Years	3.20%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class C Shares
Average Annual Return:
1 Year	(12.57%)
5 Years	(2.69%)
10 Years	3.56%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class I Shares
Average Annual Return:
1 Year	(10.79%)
5 Years	(1.75%)
10 Years	4.58%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class R Shares
Average Annual Return:
1 Year	(11.22%)
5 Years	(2.22%)
10 Years	4.07%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class W Shares
Average Annual Return:
1 Year	(11.01%)
5 Years	(1.99%)
10 Years	4.32%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Average Annual Return:
1 Year	(10.79%)
5 Years	(1.76%)
10 Years	4.57%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.97%)
5 Years	(1.99%)
10 Years	4.37%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.77%)
5 Years	(1.49%)
10 Years	3.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2012
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, consistent with minimal fluctuation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class T or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is March 31, 2008; the inception date for the Fund's Class I and Class W shares is September 27, 2010; the inception date for the Fund's Class B and Class T shares is March 7, 2011; and the inception date for the Fund's Class R shares is November 16, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[20]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    4.60%

Worst:   2nd quarter 2004:   -2.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.99%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	566
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	771
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	991
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,626
Annual Return 2002	rr_AnnualReturn2002	9.15%
Annual Return 2003	rr_AnnualReturn2003	4.37%
Annual Return 2004	rr_AnnualReturn2004	4.45%
Annual Return 2005	rr_AnnualReturn2005	2.04%
Annual Return 2006	rr_AnnualReturn2006	3.76%
Annual Return 2007	rr_AnnualReturn2007	5.72%
Annual Return 2008	rr_AnnualReturn2008	1.00%
Annual Return 2009	rr_AnnualReturn2009	9.31%
Annual Return 2010	rr_AnnualReturn2010	6.29%
Annual Return 2011	rr_AnnualReturn2011	7.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 3.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	2nd quarter 2004:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.32%)
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	4.78%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	3.07%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	3.08%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.74%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	843
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	543
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,849
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	4.74%
10 Years	rr_AverageAnnualReturnYear10	4.51%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.74%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	272
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	543
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	939
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,048
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	4.54%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
1 Year	rr_AverageAnnualReturnYear01	7.29%
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	5.56%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.24%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,496
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	4.85%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	557
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	741
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	940
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,515
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	4.94%
10 Years	rr_AverageAnnualReturnYear10	4.89%
(Columbia Bond Fund - ABCIRTW) | (Columbia Bond Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.99%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,208
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	5.30%
(Columbia Bond Fund - Y) | (Columbia Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, consistent with minimal fluctuation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Y shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class Y shares is July 15, 2009. The returns shown for this class of shares include the returns of the Fund's Class Z shares for periods prior to its inception date. Except for differences in expenses, this class of shares has annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Y share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[21]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Y share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    4.66%

Worst:   2nd quarter 2004:   -2.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	665
Annual Return 2002	rr_AnnualReturn2002	9.42%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	4.71%
Annual Return 2005	rr_AnnualReturn2005	2.30%
Annual Return 2006	rr_AnnualReturn2006	4.02%
Annual Return 2007	rr_AnnualReturn2007	5.98%
Annual Return 2008	rr_AnnualReturn2008	1.43%
Annual Return 2009	rr_AnnualReturn2009	9.71%
Annual Return 2010	rr_AnnualReturn2010	6.55%
Annual Return 2011	rr_AnnualReturn2011	7.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 3.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	2nd quarter 2004:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.26%)
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	5.57%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.74%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.82%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(Columbia Bond Fund - Z) | (Columbia Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, consistent with minimal fluctuation of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 136% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as "high yield securities" or "junk bonds") or are unrated but determined by the Investment Manager to be of comparable quality. The Fund's dollar-weighted average maturity and duration will vary over time depending on the Investment Manager's expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements. The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[22]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    3rd quarter 2009:    4.55%

Worst:   2nd quarter 2004:   -2.26%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.49%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.74%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	914
Annual Return 2002	rr_AnnualReturn2002	9.42%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	4.71%
Annual Return 2005	rr_AnnualReturn2005	2.30%
Annual Return 2006	rr_AnnualReturn2006	4.02%
Annual Return 2007	rr_AnnualReturn2007	5.98%
Annual Return 2008	rr_AnnualReturn2008	1.43%
Annual Return 2009	rr_AnnualReturn2009	9.59%
Annual Return 2010	rr_AnnualReturn2010	6.55%
Annual Return 2011	rr_AnnualReturn2011	7.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 3.15%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	2nd quarter 2004:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.26%)
1 Year	rr_AverageAnnualReturnYear01	7.25%
5 Years	rr_AverageAnnualReturnYear05	6.13%
10 Years	rr_AverageAnnualReturnYear10	5.56%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.71%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	3.80%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	3.74%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 6% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 183% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's average effective duration will be between three and ten years.

The Fund may invest in derivatives for both hedging and non-hedging purposes, including interest rate futures for hedging purposes. The Fund also may invest in private placements.

The Fund may invest in U.S. Government obligations, asset-backed securities, mortgage-backed securities and also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, duration, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class B and Class C shares is July 15, 2002; and the inception date for the Fund's Class I and Class W shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[23]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:   14.15%

Worst:   3rd quarter 2008:   -7.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and the New Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The table also compares the Fund's returns to its former benchmark, the Barclays Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures, and its Former Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market including domestic and international issues.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Investment Manager believes that it is more representative of the investment approach used by the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10	6.36%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	6.35%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | 85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.99%
5 Years	rr_AverageAnnualReturnYear05	7.03%
10 Years	rr_AverageAnnualReturnYear10	6.83%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | 85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.63%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	6.75%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	568
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	989
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,618
Annual Return 2002	rr_AnnualReturn2002	7.17%
Annual Return 2003	rr_AnnualReturn2003	11.54%
Annual Return 2004	rr_AnnualReturn2004	5.66%
Annual Return 2005	rr_AnnualReturn2005	1.93%
Annual Return 2006	rr_AnnualReturn2006	4.27%
Annual Return 2007	rr_AnnualReturn2007	1.45%
Annual Return 2008	rr_AnnualReturn2008	(10.91%)
Annual Return 2009	rr_AnnualReturn2009	28.25%
Annual Return 2010	rr_AnnualReturn2010	8.68%
Annual Return 2011	rr_AnnualReturn2011	8.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 4.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.67%)
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	5.41%
10 Years	rr_AverageAnnualReturnYear10	5.74%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.72%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	3.40%
10 Years	rr_AverageAnnualReturnYear10	3.67%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	674
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	843
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,137
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,841
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	543
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	937
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,841
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	5.47%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	937
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,039
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	543
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	937
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,039
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.63%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.54%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	677
1 Year	rr_AverageAnnualReturnYear01	8.83%
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	6.57%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	540
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,200
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	6.30%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 6% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 183% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar-denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's average effective duration will be between three and ten years.

The Fund may invest in derivatives for both hedging and non-hedging purposes, including interest rate futures for hedging purposes. The Fund also may invest in private placements.

The Fund may invest in U.S. Government obligations, asset-backed securities, mortgage-backed securities and also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund's assets among different issuers, industry sectors and maturities.

The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, duration, yield, maturity, any call features and value relative to other securities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[24]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:   14.22%

Worst:   3rd quarter 2008:   -7.61%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Barclays U.S. Corporate Index, which measures the investment grade, fixed-rate, taxable, corporate bond market, and the New Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The table also compares the Fund's returns to its former benchmark, the Barclays Credit Bond Index, which is an index of publicly issued investment grade, corporate securities and dollar-denominated SEC registered global debentures, and its Former Blended Benchmark, which is a weighted custom composite, established by the Investment Manager, consisting of a 85% weighting in the Barclays Credit Bond Index and a 15% weighting in the JPMorgan Global High Yield Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market including domestic and international issues.

The Fund changed its primary benchmark and Blended Benchmark effective April 1, 2012 because the Investment Manager believes that it is more representative of the investment approach used by the Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Barclays U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10	6.36%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Barclays Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Years	rr_AverageAnnualReturnYear05	6.80%
10 Years	rr_AverageAnnualReturnYear10	6.35%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | 85% Barclays Credit Bond Index and 15% JPMorgan Global High Yield Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.99%
5 Years	rr_AverageAnnualReturnYear05	7.03%
10 Years	rr_AverageAnnualReturnYear10	6.83%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | 85% Barclays U.S. Corporate Index and 15% BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.63%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	6.75%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	404
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	905
Annual Return 2002	rr_AnnualReturn2002	7.61%
Annual Return 2003	rr_AnnualReturn2003	11.97%
Annual Return 2004	rr_AnnualReturn2004	6.03%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	4.53%
Annual Return 2007	rr_AnnualReturn2007	1.70%
Annual Return 2008	rr_AnnualReturn2008	(10.69%)
Annual Return 2009	rr_AnnualReturn2009	28.56%
Annual Return 2010	rr_AnnualReturn2010	8.95%
Annual Return 2011	rr_AnnualReturn2011	8.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 4.70%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.61%)
1 Year	rr_AverageAnnualReturnYear01	8.71%
5 Years	rr_AverageAnnualReturnYear05	6.70%
10 Years	rr_AverageAnnualReturnYear10	6.56%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	4.42%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.62%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.32%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 20 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I, Class R and Class W shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[25]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    32.90%

Worst:   3rd quarter 2008:   -29.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Emerging Markets Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI Emerging Markets Index (Net), a market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	13.86%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.35%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.01%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	746
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,762
Annual Return 2002	rr_AnnualReturn2002	(5.62%)
Annual Return 2003	rr_AnnualReturn2003	63.50%
Annual Return 2004	rr_AnnualReturn2004	29.70%
Annual Return 2005	rr_AnnualReturn2005	28.77%
Annual Return 2006	rr_AnnualReturn2006	33.46%
Annual Return 2007	rr_AnnualReturn2007	26.75%
Annual Return 2008	rr_AnnualReturn2008	(55.40%)
Annual Return 2009	rr_AnnualReturn2009	76.21%
Annual Return 2010	rr_AnnualReturn2010	19.82%
Annual Return 2011	rr_AnnualReturn2011	(19.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 5.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.98%)
1 Year	rr_AverageAnnualReturnYear01	(23.79%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	12.07%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.38%)
5 Years	rr_AverageAnnualReturnYear05	(3.07%)
10 Years	rr_AverageAnnualReturnYear10	11.26%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.47%)
5 Years	rr_AverageAnnualReturnYear05	(1.33%)
10 Years	rr_AverageAnnualReturnYear10	11.03%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	1.35%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	357
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	835
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,074
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	257
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	835
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,440
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,074
1 Year	rr_AverageAnnualReturnYear01	(20.58%)
5 Years	rr_AverageAnnualReturnYear05	(1.46%)
10 Years	rr_AverageAnnualReturnYear10	11.90%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.35%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.49%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	799
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,767
1 Year	rr_AverageAnnualReturnYear01	(18.81%)
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
10 Years	rr_AverageAnnualReturnYear10	13.03%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.35%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.26%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	207
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,578
1 Year	rr_AverageAnnualReturnYear01	(19.31%)
5 Years	rr_AverageAnnualReturnYear05	(0.99%)
10 Years	rr_AverageAnnualReturnYear10	12.44%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.35%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.41%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.01%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,320
1 Year	rr_AverageAnnualReturnYear01	(19.24%)
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
10 Years	rr_AverageAnnualReturnYear10	12.72%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[26]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    33.14%

Worst:   3rd quarter 2008:   -29.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI Emerging Markets Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI Emerging Markets Index (Net), a market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.42%)
5 Years	rr_AverageAnnualReturnYear05	2.40%
10 Years	rr_AverageAnnualReturnYear10	13.86%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	1.35%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.76%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	934
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,055
Annual Return 2002	rr_AnnualReturn2002	(5.38%)
Annual Return 2003	rr_AnnualReturn2003	63.90%
Annual Return 2004	rr_AnnualReturn2004	30.02%
Annual Return 2005	rr_AnnualReturn2005	29.09%
Annual Return 2006	rr_AnnualReturn2006	33.79%
Annual Return 2007	rr_AnnualReturn2007	26.95%
Annual Return 2008	rr_AnnualReturn2008	(55.37%)
Annual Return 2009	rr_AnnualReturn2009	76.88%
Annual Return 2010	rr_AnnualReturn2010	20.04%
Annual Return 2011	rr_AnnualReturn2011	18.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 5.41%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.98%)
1 Year	rr_AverageAnnualReturnYear01	(18.90%)
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	13.01%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.53%)
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
10 Years	rr_AverageAnnualReturnYear10	12.18%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
10 Years	rr_AverageAnnualReturnYear10	11.90%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, or Class R4 shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Energy and Natural Resources Sector Risk ��� The Fund is subject to the risk that the securities of the issuers engaged in the energy and natural resources sector will underperform other market sectors or the market as a whole. To the extent that the Fund invests in issuers conducting business in the same or similar sectors, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I and Class R shares is September 27, 2010; and the inception date for the Fund's Class B and Class R4 shares is March 7, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[27]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2008:    27.27%

Worst:   3rd quarter 2008:   -38.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the S&P North American Natural Resources Sector Index, a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	10.99%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,031
Annual Return 2002	rr_AnnualReturn2002	(10.36%)
Annual Return 2003	rr_AnnualReturn2003	32.48%
Annual Return 2004	rr_AnnualReturn2004	33.94%
Annual Return 2005	rr_AnnualReturn2005	45.33%
Annual Return 2006	rr_AnnualReturn2006	11.07%
Annual Return 2007	rr_AnnualReturn2007	36.01%
Annual Return 2008	rr_AnnualReturn2008	(43.92%)
Annual Return 2009	rr_AnnualReturn2009	40.37%
Annual Return 2010	rr_AnnualReturn2010	17.01%
Annual Return 2011	rr_AnnualReturn2011	(11.18%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: -7.30%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2008:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.21%)
1 Year	rr_AverageAnnualReturnYear01	(16.29%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	10.41%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.54%)
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	8.96%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
5 Years	rr_AverageAnnualReturnYear05	0.46%
10 Years	rr_AverageAnnualReturnYear10	8.79%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,166
1 Year	rr_AverageAnnualReturnYear01	(16.15%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	10.04%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,358
1 Year	rr_AverageAnnualReturnYear01	(12.67%)
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	10.26%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
1 Year	rr_AverageAnnualReturnYear01	(10.74%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10	11.36%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
1 Year	rr_AverageAnnualReturnYear01	(11.38%)
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	10.70%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
1 Year	rr_AverageAnnualReturnYear01	(11.06%)
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	11.06%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals.

The Fund may invest in derivatives, including options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Energy and Natural Resources Sector Risk ��� The Fund is subject to the risk that the securities of the issuers engaged in the energy and natural resources sector will underperform other market sectors or the market as a whole. To the extent that the Fund invests in issuers conducting business in the same or similar sectors, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk ��� Options ��� The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are theoretically unlimited.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Mutual Fund Risk ��� The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than may a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[28]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2008:    27.35%

Worst:   3rd quarter 2008:   -38.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the S&P North American Natural Resources Sector Index, a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | S&P North American Natural Resources Sector Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	10.99%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2002	rr_AnnualReturn2002	(10.14%)
Annual Return 2003	rr_AnnualReturn2003	32.81%
Annual Return 2004	rr_AnnualReturn2004	34.27%
Annual Return 2005	rr_AnnualReturn2005	45.69%
Annual Return 2006	rr_AnnualReturn2006	11.34%
Annual Return 2007	rr_AnnualReturn2007	36.25%
Annual Return 2008	rr_AnnualReturn2008	(43.80%)
Annual Return 2009	rr_AnnualReturn2009	40.70%
Annual Return 2010	rr_AnnualReturn2010	17.25%
Annual Return 2011	rr_AnnualReturn2011	(10.92%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: -7.14%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2008:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.19%)
1 Year	rr_AverageAnnualReturnYear01	(10.92%)
5 Years	rr_AverageAnnualReturnYear05	2.39%
10 Years	rr_AverageAnnualReturnYear10	11.33%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.22%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	9.86%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.68%)
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	9.64%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 170% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average effective maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class B and Class C shares is February 1, 2002; the inception date for the Fund's Class R shares is January 23, 2006; and the inception date for the Fund's Class I and Class W shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[29]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    8.13%

Worst:   3rd quarter 2008:   -5.30%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	412
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	611
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	827
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,447
Annual Return 2002	rr_AnnualReturn2002	5.39%
Annual Return 2003	rr_AnnualReturn2003	9.23%
Annual Return 2004	rr_AnnualReturn2004	4.62%
Annual Return 2005	rr_AnnualReturn2005	2.15%
Annual Return 2006	rr_AnnualReturn2006	4.34%
Annual Return 2007	rr_AnnualReturn2007	4.36%
Annual Return 2008	rr_AnnualReturn2008	(6.03%)
Annual Return 2009	rr_AnnualReturn2009	18.82%
Annual Return 2010	rr_AnnualReturn2010	7.64%
Annual Return 2011	rr_AnnualReturn2011	6.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 3.34%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.30%)
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	5.02%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	3.21%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.19%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	3.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	466
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	729
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	916
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,804
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	529
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	916
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,804
1 Year	rr_AverageAnnualReturnYear01	2.62%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	4.75%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	529
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	916
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,003
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	166
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	529
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	916
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,003
1 Year	rr_AverageAnnualReturnYear01	4.80%
5 Years	rr_AverageAnnualReturnYear05	5.32%
10 Years	rr_AverageAnnualReturnYear10	4.90%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.50%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	5.82%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	374
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,448
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	5.68%
10 Years	rr_AverageAnnualReturnYear10	5.28%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,160
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	5.60%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 10% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 170% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as "high yield securities" or "junk bonds") or in unrated securities determined by the Investment Manager to be of comparable quality. Under normal circumstances, the Fund's dollar-weighted average effective maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund's then current position in mortgage-backed securities.

The Investment Manager evaluates a number of factors in identifying investment opportunities and constructing the Fund's portfolio. The selection of individual debt obligations is the primary decision in building the portfolio.

The Investment Manager evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund's assets among issuers, securities, industry sectors and maturities.

The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer's financial circumstances, or that other investments are more attractive; if there is deterioration in a security's credit rating; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Dollar Rolls Risk ��� Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Asset-Backed Securities Risk ��� The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Mortgage-Backed Securities Risk ��� The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) and unrated securities of comparable quality are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk ��� Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk ��� Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Liquidity Risk ��� Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Changing Distribution Levels Risk - The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Rule 144A Securities Risk ��� The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. For periods prior to July 29, 2002, the Fund's Class Z shares were designated Class S shares.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[30]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    8.20%

Worst:   3rd quarter 2008:   -5.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Barclays Aggregate Bond Index, a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	383
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	864
Annual Return 2002	rr_AnnualReturn2002	5.78%
Annual Return 2003	rr_AnnualReturn2003	9.50%
Annual Return 2004	rr_AnnualReturn2004	4.88%
Annual Return 2005	rr_AnnualReturn2005	2.40%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.62%
Annual Return 2008	rr_AnnualReturn2008	(5.80%)
Annual Return 2009	rr_AnnualReturn2009	19.11%
Annual Return 2010	rr_AnnualReturn2010	7.91%
Annual Return 2011	rr_AnnualReturn2011	6.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 3.47%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.24%)
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	5.81%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	3.89%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	3.81%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples, for all share classes except Class I shares.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, which includes Australia, New Zealand and India, and other countries within this region (the Pacific/Asia region). The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund and could result in greater volatility and losses than if the Fund were more geographically diversified. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States, Europe and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is March 31, 2008; the inception date for the Fund's Class I shares is September 27, 2010. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares for periods prior to its inception date (adjusted to reflect the higher class-related operating expenses of such class, where applicable). The inception date for the Fund's Class W shares is June 18, 2012; therefore performance information for this share class is not yet available. The average annual total return table on the following page includes the returns of Class Z shares. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Class W shares and Class Z shares. If differences in expenses were reflected, the returns for Class W shares would be lower than the returns shown for Class Z shares. The returns shown for the Fund include the returns of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[31]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    30.54%

Worst:   3rd quarter 2008:   -20.76%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI All Country (AC) Asia Pacific Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI AC Asia Pacific Index (Net) a free float-adjusted, market capitalization-weighted index, is designed to measure equity market performance in select developed and emerging markets in the Pacific/Asia region. The MSCI EAFE Index (Net) is also a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Average Annual Total Returns - (Class Z Shares)

           1 year   5 years   10 years

Class Z shares returns before taxes   -13.45%    -0.67%     6.97%

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.11%)
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
10 Years	rr_AverageAnnualReturnYear10	7.07%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	724
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,044
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,387
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,353
Annual Return 2002	rr_AnnualReturn2002	(8.42%)
Annual Return 2003	rr_AnnualReturn2003	41.77%
Annual Return 2004	rr_AnnualReturn2004	13.23%
Annual Return 2005	rr_AnnualReturn2005	23.81%
Annual Return 2006	rr_AnnualReturn2006	10.05%
Annual Return 2007	rr_AnnualReturn2007	11.21%
Annual Return 2008	rr_AnnualReturn2008	(40.44%)
Annual Return 2009	rr_AnnualReturn2009	37.51%
Annual Return 2010	rr_AnnualReturn2010	21.15%
Annual Return 2011	rr_AnnualReturn2011	(13.68%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 4.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.76%)
1 Year	rr_AverageAnnualReturnYear01	(18.66%)
5 Years	rr_AverageAnnualReturnYear05	(2.13%)
10 Years	rr_AverageAnnualReturnYear10	6.04%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.80%)
5 Years	rr_AverageAnnualReturnYear05	(3.40%)
10 Years	rr_AverageAnnualReturnYear10	5.26%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.88%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	5.26%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.34%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	333
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,673
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,673
1 Year	rr_AverageAnnualReturnYear01	(15.06%)
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
10 Years	rr_AverageAnnualReturnYear10	5.90%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
1 Year	rr_AverageAnnualReturnYear01	(13.28%)
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
10 Years	rr_AverageAnnualReturnYear10	6.98%
(Columbia Pacific/Asia Fund - ACIW) | (Columbia Pacific/Asia Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	498
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	862
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,886
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, which includes Australia, New Zealand and India, and other countries within this region (the Pacific/Asia region). The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in currency forwards for hedging purposes and futures for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or, in certain unusual circumstances, when holding a derivative is deemed preferable to holding the underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Derivatives Risk - Forward Foreign Currency Contracts - The Fund may enter into forward foreign currency contracts, which are a type of derivative contract, whereby the Fund may agree to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These currency contracts may change in value due to foreign market fluctuations or foreign currency value fluctuations. The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund's inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Derivatives Risk ��� Futures Contracts - The Fund may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that the Fund trades on such futures exchanges, the Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund and could result in greater volatility and losses than if the Fund were more geographically diversified. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States, Europe and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for the Fund include the returns of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[32]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    30.63%

Worst:   3rd quarter 2008:   -20.64%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the MSCI All Country (AC) Asia Pacific Index (Net) and the MSCI Europe, Australasia and Far East (EAFE) Index (Net). The MSCI AC Asia Pacific Index (Net) a free float-adjusted, market capitalization-weighted index, is designed to measure equity market performance in select developed and emerging markets in the Pacific/Asia region. The MSCI EAFE Index (Net) is also a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund also measures itself against the MSCI EAFE Index (Net) because the Investment Manager believes that the additional index provides a reasonable view of the equity opportunities in developed, international markets and therefore provides an additional, useful performance comparison.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.11%)
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
10 Years	rr_AverageAnnualReturnYear10	7.07%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.34%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,609
Annual Return 2002	rr_AnnualReturn2002	(8.19%)
Annual Return 2003	rr_AnnualReturn2003	42.12%
Annual Return 2004	rr_AnnualReturn2004	13.51%
Annual Return 2005	rr_AnnualReturn2005	24.12%
Annual Return 2006	rr_AnnualReturn2006	10.32%
Annual Return 2007	rr_AnnualReturn2007	11.49%
Annual Return 2008	rr_AnnualReturn2008	(40.30%)
Annual Return 2009	rr_AnnualReturn2009	38.39%
Annual Return 2010	rr_AnnualReturn2010	21.31%
Annual Return 2011	rr_AnnualReturn2011	(13.45%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 4.62%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	3rd quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.64%)
1 Year	rr_AverageAnnualReturnYear01	(13.45%)
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	6.97%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.67%)
5 Years	rr_AverageAnnualReturnYear05	(1.99%)
10 Years	rr_AverageAnnualReturnYear10	6.17%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.41%)
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	6.09%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.3 billion and $546.1 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk - Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I shares and Class W shares is September 27, 2010 and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[33]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    18.98%

Worst:   4th quarter 2008:   -26.89%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,151
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,849
Annual Return 2002	rr_AnnualReturn2002	(37.50%)
Annual Return 2003	rr_AnnualReturn2003	23.23%
Annual Return 2004	rr_AnnualReturn2004	14.44%
Annual Return 2005	rr_AnnualReturn2005	11.97%
Annual Return 2006	rr_AnnualReturn2006	7.60%
Annual Return 2007	rr_AnnualReturn2007	20.98%
Annual Return 2008	rr_AnnualReturn2008	(44.14%)
Annual Return 2009	rr_AnnualReturn2009	45.11%
Annual Return 2010	rr_AnnualReturn2010	24.06%
Annual Return 2011	rr_AnnualReturn2011	(3.47%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 5.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.89%)
1 Year	rr_AverageAnnualReturnYear01	(8.99%)
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	1.63%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.20%)
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	1.61%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.52%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	1.40%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
1 Year	rr_AverageAnnualReturnYear01	(5.08%)
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	1.47%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	2.51%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	1.94%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
1 Year	rr_AverageAnnualReturnYear01	(3.40%)
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	2.21%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.3 billion and $546.1 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Technology Sector Risk ��� Companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Health Care Sector Risk - Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for medical products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the Fund invests a significant portion of its net assets in the equity securities of health care companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Focused Portfolio Risk - The Fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities declines in price.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to March 31, 2008 include the returns of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[34]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    19.07%

Worst:   4th quarter 2008:   -26.94%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2002	rr_AnnualReturn2002	(37.34%)
Annual Return 2003	rr_AnnualReturn2003	23.54%
Annual Return 2004	rr_AnnualReturn2004	14.73%
Annual Return 2005	rr_AnnualReturn2005	12.25%
Annual Return 2006	rr_AnnualReturn2006	7.87%
Annual Return 2007	rr_AnnualReturn2007	21.30%
Annual Return 2008	rr_AnnualReturn2008	(44.11%)
Annual Return 2009	rr_AnnualReturn2009	45.48%
Annual Return 2010	rr_AnnualReturn2010	24.36%
Annual Return 2011	rr_AnnualReturn2011	(3.21%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 6.16%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.94%)
1 Year	rr_AverageAnnualReturnYear01	(3.21%)
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	2.47%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.43%)
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	2.45%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.75%)
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	2.14%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C or Class R shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase (between $53 million and $3.7 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes have the potential for long-term, above-average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations at time of purchase outside the range of Russell 2000 Growth Index.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and other incentives for employees and management, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007 and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[35]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    28.94%

Worst:   4th quarter 2008:   -26.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The table also compares the Fund's returns with the Russell 2000 Index, which is an unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Prior to January 27, 2012, the Russell 2000 Index was the Fund's sole benchmark. The Fund added the Russell 2000 Growth Index as the primary benchmark effective January 27, 2012 because the Investment Manager believes that the index provides a useful performance comparison given the Fund's investment in companies believed to have the potential for long-term, above-average earnings growth.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	710
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,306
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,178
Annual Return 2002	rr_AnnualReturn2002	(19.66%)
Annual Return 2003	rr_AnnualReturn2003	48.20%
Annual Return 2004	rr_AnnualReturn2004	22.23%
Annual Return 2005	rr_AnnualReturn2005	2.33%
Annual Return 2006	rr_AnnualReturn2006	15.95%
Annual Return 2007	rr_AnnualReturn2007	10.52%
Annual Return 2008	rr_AnnualReturn2008	(41.53%)
Annual Return 2009	rr_AnnualReturn2009	29.52%
Annual Return 2010	rr_AnnualReturn2010	29.71%
Annual Return 2011	rr_AnnualReturn2011	(12.64%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 0.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.68%)
1 Year	rr_AverageAnnualReturnYear01	(17.68%)
5 Years	rr_AverageAnnualReturnYear05	(2.22%)
10 Years	rr_AverageAnnualReturnYear10	4.43%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.68%)
5 Years	rr_AverageAnnualReturnYear05	(2.53%)
10 Years	rr_AverageAnnualReturnYear10	4.09%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.49%)
5 Years	rr_AverageAnnualReturnYear05	(1.84%)
10 Years	rr_AverageAnnualReturnYear10	3.88%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.17%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,164
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,502
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	678
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,502
1 Year	rr_AverageAnnualReturnYear01	(14.17%)
5 Years	rr_AverageAnnualReturnYear05	(1.80%)
10 Years	rr_AverageAnnualReturnYear10	4.27%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.67%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	906
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,975
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
5 Years	rr_AverageAnnualReturnYear05	(1.32%)
10 Years	rr_AverageAnnualReturnYear10	4.80%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell 2000 Growth Index at the time of purchase (between $53 million and $3.7 billion as of June 30, 2012). The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), believes have the potential for long-term, above-average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations at time of purchase outside the range of Russell 2000 Growth Index.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and other incentives for employees and management, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund's investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund's performance) and may increase taxable distributions for shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Currency Risk ��� Securities denominated in non-U.S. dollar currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Frequent Trading Risk ��� Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax returns. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's returns.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to March 31, 2008 include the returns of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[36]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2003:    29.04%

Worst:   4th quarter 2008:   -26.64%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Fund's primary benchmark, the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The table also compares the Fund's returns with the Russell 2000 Index, which is an unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Prior to January 27, 2012, the Russell 2000 Index was the Fund's sole benchmark. The Fund added the Russell 2000 Growth Index as the primary benchmark effective January 27, 2012 because the Investment Manager believes that the index provides a useful performance comparison given the Fund's investment in companies believed to have the potential for long-term, above-average earnings growth.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%	[5]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[17]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,419
Annual Return 2002	rr_AnnualReturn2002	(19.38%)
Annual Return 2003	rr_AnnualReturn2003	48.71%
Annual Return 2004	rr_AnnualReturn2004	22.66%
Annual Return 2005	rr_AnnualReturn2005	2.69%
Annual Return 2006	rr_AnnualReturn2006	16.35%
Annual Return 2007	rr_AnnualReturn2007	10.80%
Annual Return 2008	rr_AnnualReturn2008	(41.42%)
Annual Return 2009	rr_AnnualReturn2009	29.75%
Annual Return 2010	rr_AnnualReturn2010	30.11%
Annual Return 2011	rr_AnnualReturn2011	(12.50%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 0.68%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.64%)
1 Year	rr_AverageAnnualReturnYear01	(12.50%)
5 Years	rr_AverageAnnualReturnYear05	(0.84%)
10 Years	rr_AverageAnnualReturnYear10	5.35%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.15%)
10 Years	rr_AverageAnnualReturnYear10	5.01%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
10 Years	rr_AverageAnnualReturnYear10	4.71%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 18 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 7% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

In seeking to match the performance of the Citigroup Bond U.S. Treasury Index, before fees and expenses, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) attempts to allocate the Fund's assets among securities in the Citigroup Bond U.S. Treasury Index. In determining whether to include a security in the Fund's portfolio, the Investment Manager will consider a security's effect on the Fund's total market value, average coupon rate, and average weighted maturity as compared to the Citigroup Bond U.S. Treasury Index. The Fund will only purchase securities that are included in the Citigroup Bond U.S. Treasury Index at the time of purchase.

The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the Citigroup Bond U.S. Treasury Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the Citigroup Bond U.S. Treasury Index, and the timing and amount of shareholder purchases and redemptions. The Fund will not hold all of the securities in the Citigroup Bond U.S. Treasury Index.

The Investment Manager may sell a security when the security's percentage weighting in the index is reduced, when the security is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Investment in Money Market Fund Risk ��� The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Investment in Money Market Fund Risk ��� The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class I shares is September 27, 2010 and the inception date for the Fund's Class W shares is June 18, 2012. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses, these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Galaxy II U.S. Treasury Fund, the predecessor to the Fund for periods prior to November 25, 2002.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[37]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    4th quarter 2008:    8.75%

Worst:   2nd quarter 2004:   -3.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Citigroup Bond U.S. Treasury Index, an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	6.76%
10 Years	rr_AverageAnnualReturnYear10	5.68%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	519
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	656
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,239
Annual Return 2002	rr_AnnualReturn2002	10.85%
Annual Return 2003	rr_AnnualReturn2003	1.63%
Annual Return 2004	rr_AnnualReturn2004	2.85%
Annual Return 2005	rr_AnnualReturn2005	2.24%
Annual Return 2006	rr_AnnualReturn2006	2.51%
Annual Return 2007	rr_AnnualReturn2007	8.55%
Annual Return 2008	rr_AnnualReturn2008	13.57%
Annual Return 2009	rr_AnnualReturn2009	(4.01%)
Annual Return 2010	rr_AnnualReturn2010	5.41%
Annual Return 2011	rr_AnnualReturn2011	9.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 1.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	4th quarter 2008:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	2nd quarter 2004:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
1 Year	rr_AverageAnnualReturnYear01	3.95%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.65%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	3.21%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.59%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	3.12%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.41%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	622
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	726
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	951
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,468
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	426
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	751
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,468
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	4.38%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.41%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	222
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	751
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,673
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	426
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	751
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,673
1 Year	rr_AverageAnnualReturnYear01	7.54%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	4.53%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	497
1 Year	rr_AverageAnnualReturnYear01	9.46%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	5.42%
(Columbia U.S. Treasury Index Fund - ABCIW) | (Columbia U.S. Treasury Index Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[18]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	803
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's fiscal year end changed from March 31 to April 30. For the fiscal period from April 1, 2012 to April 30, 2012, the Fund's portfolio turnover rate was 7% of the average value of its portfolio and for the prior fiscal year ended March 31, 2012, the Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on August 31, 2013, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

In seeking to match the performance of the Citigroup Bond U.S. Treasury Index, before fees and expenses, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) attempts to allocate the Fund's assets among securities in the Citigroup Bond U.S. Treasury Index. In determining whether to include a security in the Fund's portfolio, the Investment Manager will consider a security's effect on the Fund's total market value, average coupon rate, and average weighted maturity as compared to the Citigroup Bond U.S. Treasury Index. The Fund will only purchase securities that are included in the Citigroup Bond U.S. Treasury Index at the time of purchase.

The Fund attempts to achieve at least a 95% correlation between the performance of the Citigroup Bond U.S. Treasury Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the Citigroup Bond U.S. Treasury Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the Citigroup Bond U.S. Treasury Index, and the timing and amount of shareholder purchases and redemptions. The Fund will not hold all of the securities in the Citigroup Bond U.S. Treasury Index.

The Investment Manager may sell a security when the security's percentage weighting in the index is reduced, when the security is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk ��� While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Investment in Money Market Fund Risk ��� The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Investment in Money Market Fund Risk ��� The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in money market funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to November 25, 2002 include the returns of Galaxy II U.S. Treasury Fund, the predecessor to the Fund.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[38]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    4th quarter 2008:    8.82%

Worst:   2nd quarter 2004:   -3.21%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Citigroup Bond U.S. Treasury Index, an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	6.76%
10 Years	rr_AverageAnnualReturnYear10	5.68%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.41%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[19]
Total annual Fund operating expenses after fee waivers and/or reimbursements	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	497
Annual Return 2002	rr_AnnualReturn2002	11.13%
Annual Return 2003	rr_AnnualReturn2003	1.87%
Annual Return 2004	rr_AnnualReturn2004	3.11%
Annual Return 2005	rr_AnnualReturn2005	2.49%
Annual Return 2006	rr_AnnualReturn2006	2.75%
Annual Return 2007	rr_AnnualReturn2007	8.78%
Annual Return 2008	rr_AnnualReturn2008	13.87%
Annual Return 2009	rr_AnnualReturn2009	(3.77%)
Annual Return 2010	rr_AnnualReturn2010	5.67%
Annual Return 2011	rr_AnnualReturn2011	9.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 1.41%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	4th quarter 2008:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	2nd quarter 2004:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.21%)
1 Year	rr_AverageAnnualReturnYear01	9.46%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	5.42%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	3.88%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.16%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	3.74%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 19 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class C, Class I, Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued and have the potential for long-term appreciation. In addition, under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies the Investment Manager believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the potential impact of restructuring activities, such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes, on a company's potential for long-term growth.

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The inception date for the Fund's Class A and Class C shares is September 28, 2007; the inception date for the Fund's Class I shares and Class W shares is September 27, 2010 and the inception date for the Fund's Class R shares is December 31, 2004. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, which are not offered in this prospectus, because all classes of the Fund's shares invest in the same portfolio of securities. The returns shown for the Fund include the returns of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods prior to March 31, 2008.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[39]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    25.50%

Worst:   4th quarter 2008:   -30.40%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 1000 Value Index and the S&P 500�� Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The S&P 500�� Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.68%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,970
Annual Return 2002	rr_AnnualReturn2002	(23.52%)
Annual Return 2003	rr_AnnualReturn2003	47.41%
Annual Return 2004	rr_AnnualReturn2004	19.07%
Annual Return 2005	rr_AnnualReturn2005	9.68%
Annual Return 2006	rr_AnnualReturn2006	14.59%
Annual Return 2007	rr_AnnualReturn2007	10.25%
Annual Return 2008	rr_AnnualReturn2008	(47.40%)
Annual Return 2009	rr_AnnualReturn2009	46.90%
Annual Return 2010	rr_AnnualReturn2010	19.42%
Annual Return 2011	rr_AnnualReturn2011	(11.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 4.75%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.40%)
1 Year	rr_AverageAnnualReturnYear01	(16.13%)
5 Years	rr_AverageAnnualReturnYear05	(3.13%)
10 Years	rr_AverageAnnualReturnYear10	3.71%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.26%)
5 Years	rr_AverageAnnualReturnYear05	(3.33%)
10 Years	rr_AverageAnnualReturnYear10	3.53%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.30%)
5 Years	rr_AverageAnnualReturnYear05	(2.63%)
10 Years	rr_AverageAnnualReturnYear10	3.20%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.68%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	619
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,298
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	619
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,064
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,298
1 Year	rr_AverageAnnualReturnYear01	(12.57%)
5 Years	rr_AverageAnnualReturnYear05	(2.69%)
10 Years	rr_AverageAnnualReturnYear10	3.56%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.68%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	945
1 Year	rr_AverageAnnualReturnYear01	(10.79%)
5 Years	rr_AverageAnnualReturnYear05	(1.75%)
10 Years	rr_AverageAnnualReturnYear10	4.58%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.68%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	466
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,760
1 Year	rr_AverageAnnualReturnYear01	(11.22%)
5 Years	rr_AverageAnnualReturnYear05	(2.22%)
10 Years	rr_AverageAnnualReturnYear10	4.07%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.68%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	672
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,480
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	(1.99%)
10 Years	rr_AverageAnnualReturnYear10	4.32%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager) believes are undervalued and have the potential for long-term appreciation. In addition, under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies the Investment Manager believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Investment Manager combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  the potential impact of restructuring activities, such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes, on a company's potential for long-term growth.

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

  a company's current operating margins relative to its historic range and future potential.

  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

  overall economic and market conditions.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Value Securities Risk ��� Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Investment Manager's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk ��� Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies (smaller companies) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies (larger companies) to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Special Situations Risk ��� Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Depositary Receipts Risk ��� Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to March 31, 2008 include the returns of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[40]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    25.59%

Worst:   4th quarter 2008:   -30.37%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 1000 Value Index and the S&P 500�� Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. The S&P 500�� Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.68%	[4]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,192
Annual Return 2002	rr_AnnualReturn2002	(23.32%)
Annual Return 2003	rr_AnnualReturn2003	47.78%
Annual Return 2004	rr_AnnualReturn2004	19.36%
Annual Return 2005	rr_AnnualReturn2005	9.96%
Annual Return 2006	rr_AnnualReturn2006	14.88%
Annual Return 2007	rr_AnnualReturn2007	10.43%
Annual Return 2008	rr_AnnualReturn2008	(47.30%)
Annual Return 2009	rr_AnnualReturn2009	47.29%
Annual Return 2010	rr_AnnualReturn2010	19.68%
Annual Return 2011	rr_AnnualReturn2011	(10.79%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of June 30, 2012: 4.89%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.37%)
1 Year	rr_AverageAnnualReturnYear01	(10.79%)
5 Years	rr_AverageAnnualReturnYear05	(1.76%)
10 Years	rr_AverageAnnualReturnYear10	4.57%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.97%)
5 Years	rr_AverageAnnualReturnYear05	(1.99%)
10 Years	rr_AverageAnnualReturnYear10	4.37%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.77%)
5 Years	rr_AverageAnnualReturnYear05	(1.49%)
10 Years	rr_AverageAnnualReturnYear10	3.96%
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
[3]	This charge decreases over time.
[4]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[5]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[6]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.94% for Class A, 1.69% for Class B, and 1.69% for Class C, 0.53% for Class I, 1.19% for Class R, 0.84% for Class T and 0.94% for Class W.
[7]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.69% for Class Z.
[8]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.96% for Class A, 1.71% for Class B, 1.71% for Class C, 0.58% for Class I, and 0.96% for Class W.
[9]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.71% for Class Z.
[10]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.79% for Class A, 2.54% for Class C, 1.34% for Class I, 2.04% for Class R and 1.79% for Class W.
[11]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.54% for Class Z.
[12]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.88% for Class A, 1.63% for Class B, 1.63% for Class C, 0.50% for Class I, 1.13% for Class R and 0.88% for Class W.
[13]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.63% for Class Z.
[14]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.54% for Class A, 2.29% for Class C, 1.13% for Class I, and 1.54% for Class W.
[15]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.29% for Class Z.
[16]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.41% for Class A, 2.16% for Class C, and 1.66% for Class R.
[17]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.16% for Class Z.
[18]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.45% for Class A, 1.20% for Class B, 1.20% for Class C, 0.20% for Class I and 0.45% for Class W.
[19]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.20% for Class Z.
[20]	Year-to-date return as of June 30, 2012: 3.02%
[21]	Year-to-date return as of June 30, 2012: 3.27%
[22]	Year-to-date return as of June 30, 2012: 3.15%
[23]	Year-to-date return as of June 30, 2012: 4.56%
[24]	Year-to-date return as of June 30, 2012: 4.70%
[25]	Year-to-date return as of June 30, 2012: 5.31%
[26]	Year-to-date return as of June 30, 2012: 5.41%
[27]	Year-to-date return as of June 30, 2012: -7.30%
[28]	Year-to-date return as of June 30, 2012: -7.14%
[29]	Year-to-date return as of June 30, 2012: 3.34%
[30]	Year-to-date return as of June 30, 2012: 3.47%
[31]	Year-to-date return as of June 30, 2012: 4.56%
[32]	Year-to-date return as of June 30, 2012: 4.62%
[33]	Year-to-date return as of June 30, 2012: 5.96%
[34]	Year-to-date return as of June 30, 2012: 6.16%
[35]	Year-to-date return as of June 30, 2012: 0.50%
[36]	Year-to-date return as of June 30, 2012: 0.68%
[37]	Year-to-date return as of June 30, 2012: 1.29%
[38]	Year-to-date return as of June 30, 2012: 1.41%
[39]	Year-to-date return as of June 30, 2012: 4.75%
[40]	Year-to-date return as of June 30, 2012: 4.89%